Schedule of Investments (unaudited)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.(a)	9,642	$ 590,862
AeroVironment, Inc.(a)	7,067	1,087,541
AerSale Corp.(a)	7,635	48,101
Archer Aviation, Inc., Class A(a)(b)	59,082	576,050
Astronics Corp.(a)(b)	7,915	126,323
Axon Enterprise, Inc.(a)	19,890	11,821,025
Boeing Co. (The)(a)	195,100	34,532,700
BWX Technologies, Inc.	25,925	2,887,786
Byrna Technologies, Inc.(a)	5,917	170,469
Cadre Holdings, Inc.	6,888	222,482
Curtiss-Wright Corp.	10,327	3,664,742
Ducommun, Inc.(a)	2,690	171,245
General Dynamics Corp.	75,078	19,782,302
General Electric Co.	296,836	49,509,276
HEICO Corp.	12,231	2,907,798
HEICO Corp., Class A	22,177	4,126,696
Hexcel Corp.	23,847	1,495,207
Howmet Aerospace, Inc.	111,386	12,182,287
Huntington Ingalls Industries, Inc.	11,123	2,101,913
Intuitive Machines, Inc., Class A(a)	11,464	208,186
Kratos Defense & Security Solutions, Inc.(a)	41,972	1,107,221
L3Harris Technologies, Inc.	52,267	10,990,705
Leonardo DRS, Inc.(a)	20,089	649,076
Loar Holdings, Inc.(a)(b)	8,301	613,527
Lockheed Martin Corp.	58,162	28,263,242
Mercury Systems, Inc.(a)	13,488	566,496
Moog, Inc., Class A	7,892	1,553,461
National Presto Industries, Inc.	2,295	225,874
Northrop Grumman Corp.	38,102	17,880,888
Park Aerospace Corp.	6,554	96,016
Rocket Lab U.S.A., Inc., Class A(a)(b)	94,971	2,418,911
RTX Corp.	366,877	42,455,006
Spirit AeroSystems Holdings, Inc., Class A(a)	33,414	1,138,749
Standardaero, Inc.(a)(b)	19,055	471,802
Textron, Inc.	52,282	3,999,050
TransDigm Group, Inc.	14,967	18,967,380
Triumph Group, Inc.(a)	16,404	306,099
V2X, Inc.(a)	3,445	164,774
Virgin Galactic Holdings, Inc., Shares C(a)(b)	3,429	20,163
Woodward, Inc.	16,721	2,782,709
		282,884,140
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	16,288	358,010
CH Robinson Worldwide, Inc.	31,642	3,269,252
Expeditors International of Washington, Inc.	38,269	4,239,057
FedEx Corp.	62,258	17,515,043
Forward Air Corp.(a)	7,541	243,197
GXO Logistics, Inc.(a)	31,925	1,388,738
Hub Group, Inc., Class A	17,849	795,352
United Parcel Service, Inc., Class B	201,244	25,376,868
		53,185,517
Automobile Components — 0.1%
Adient PLC(a)	25,560	440,399
American Axle & Manufacturing Holdings, Inc.(a)	31,008	180,777
Aptiv PLC(a)	64,698	3,912,935
BorgWarner, Inc.	64,198	2,040,854
Cooper-Standard Holdings, Inc.(a)(b)	740	10,034
Dana, Inc.	35,072	405,432
Dorman Products, Inc.(a)	7,623	987,560
Fox Factory Holding Corp.(a)(b)	11,543	349,407
Security	Shares	Value
Automobile Components (continued)
Gentex Corp.	64,548	$ 1,854,464
Gentherm, Inc.(a)	8,699	347,307
Goodyear Tire & Rubber Co. (The)(a)	77,423	696,807
LCI Industries	7,165	740,789
Lear Corp.	16,404	1,553,459
Luminar Technologies, Inc., Class A(a)(b)	4,539	24,420
Modine Manufacturing Co.(a)(b)	14,679	1,701,736
Patrick Industries, Inc.	9,090	755,197
Phinia, Inc.	12,845	618,744
QuantumScape Corp., Class A(a)(b)	100,783	523,064
Solid Power, Inc., Class A(a)(b)	38,928	73,574
Standard Motor Products, Inc.	5,245	162,490
Stoneridge, Inc.(a)	7,044	44,166
Visteon Corp.(a)	7,194	638,252
XPEL, Inc.(a)(b)	6,823	272,511
		18,334,378
Automobiles — 2.2%
Ford Motor Co.	1,083,324	10,724,908
General Motors Co.	301,510	16,061,438
Harley-Davidson, Inc.	32,745	986,607
Lucid Group, Inc.(a)(b)	272,219	822,101
Rivian Automotive, Inc., Class A(a)(b)	226,168	3,008,034
Tesla, Inc.(a)	766,524	309,553,052
Thor Industries, Inc.	13,718	1,312,950
Winnebago Industries, Inc.	8,060	385,107
		342,854,197
Banks — 3.8%
1st Source Corp.	4,147	242,102
ACNB Corp.	3,255	129,647
Amalgamated Financial Corp.	5,225	174,881
Amerant Bancorp, Inc., Class A	7,989	179,033
Ameris Bancorp	16,302	1,020,016
Arrow Financial Corp.	5,118	146,938
Associated Banc-Corp	44,184	1,055,998
Atlantic Union Bankshares Corp.	23,799	901,506
Axos Financial, Inc.(a)	15,606	1,090,079
Banc of California, Inc.	34,829	538,456
BancFirst Corp.	6,151	720,774
Bancorp, Inc. (The)(a)	11,572	609,034
Bank First Corp.	3,022	299,450
Bank of America Corp.	1,836,462	80,712,505
Bank of Hawaii Corp.	10,335	736,265
Bank of Marin Bancorp	4,633	110,126
Bank of NT Butterfield & Son Ltd. (The)	14,439	527,745
Bank OZK	30,343	1,351,174
BankUnited, Inc.	20,108	767,522
Banner Corp.	9,732	649,806
Bar Harbor Bankshares	4,941	151,096
BayCom Corp.	6,401	171,803
BCB Bancorp, Inc.	5,913	70,010
Berkshire Hills Bancorp, Inc.	11,818	335,986
Blue Foundry Bancorp(a)	9,122	89,487
BOK Financial Corp.	6,238	664,035
Bridgewater Bancshares, Inc.(a)	8,406	113,565
Brookline Bancorp, Inc.	17,954	211,857
Burke & Herbert Financial Services Corp.	4,027	251,124
Business First Bancshares, Inc.	6,724	172,807
Byline Bancorp, Inc.	7,566	219,414
Cadence Bank	38,190	1,315,645
California BanCorp(a)(b)	9,217	152,449
Camden National Corp.	3,826	163,523
Capital City Bank Group, Inc.	4,695	172,072

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capitol Federal Financial, Inc.	39,739	$ 234,857
Carter Bankshares, Inc.(a)	8,545	150,307
Cathay General Bancorp	17,603	838,079
Central Pacific Financial Corp.	8,258	239,895
Citigroup, Inc.	521,936	36,739,075
Citizens & Northern Corp.	5,967	110,986
Citizens Financial Group, Inc.	124,255	5,437,399
Citizens Financial Services, Inc.	1,383	87,558
City Holding Co.	3,834	454,252
Civista Bancshares, Inc.	6,213	130,721
CNB Financial Corp.	5,223	129,844
Coastal Financial Corp.(a)	2,875	244,116
Colony Bankcorp, Inc.	2,404	38,801
Columbia Banking System, Inc.	56,074	1,514,559
Columbia Financial, Inc.(a)(b)	8,847	139,871
Comerica, Inc.	36,698	2,269,771
Commerce Bancshares, Inc.	34,409	2,144,025
Community Financial System, Inc.	14,133	871,723
Community Trust Bancorp, Inc.	3,952	209,575
Community West Bancshares	7,354	142,447
ConnectOne Bancorp, Inc.	10,723	245,664
CrossFirst Bankshares, Inc.(a)	13,222	200,313
Cullen/Frost Bankers, Inc.	16,660	2,236,605
Customers Bancorp, Inc.(a)	7,352	357,895
CVB Financial Corp.	34,578	740,315
Dime Community Bancshares, Inc.	9,601	295,087
Eagle Bancorp, Inc.	7,887	205,299
East West Bancorp, Inc.	38,366	3,673,928
Eastern Bankshares, Inc.	49,927	861,241
Enterprise Bancorp, Inc.	4,182	165,356
Enterprise Financial Services Corp.	9,620	542,568
Equity Bancshares, Inc., Class A	4,074	172,819
Esquire Financial Holdings, Inc.	2,319	184,360
Farmers & Merchants Bancorp, Inc.	4,481	131,965
Farmers National Banc Corp.	11,134	158,325
FB Financial Corp.	10,698	551,054
Fidelity D&D Bancorp, Inc.	2,402	117,218
Fifth Third Bancorp	189,464	8,010,538
Financial Institutions, Inc.	4,756	129,791
First Bancorp, Inc. (The)	3,893	106,474
First BanCorp/Puerto Rico	43,678	811,974
First Bancorp/Southern Pines NC	8,919	392,168
First Bancshares, Inc. (The)	9,445	330,575
First Bank	9,650	135,775
First Busey Corp.	14,378	338,889
First Business Financial Services, Inc.	3,416	158,127
First Citizens BancShares, Inc., Class A(b)	3,299	6,970,853
First Commonwealth Financial Corp.	23,135	391,444
First Community Bankshares, Inc.	4,539	189,004
First Financial Bancorp	24,585	660,845
First Financial Bankshares, Inc.	35,466	1,278,549
First Financial Corp.	2,876	132,842
First Foundation, Inc.(b)	11,948	74,197
First Hawaiian, Inc.	36,412	944,891
First Horizon Corp.	153,402	3,089,516
First Internet Bancorp	4,129	148,603
First Interstate BancSystem, Inc., Class A	24,364	791,099
First Merchants Corp.	14,741	588,018
First Mid Bancshares, Inc.	7,153	263,373
First of Long Island Corp. (The)	6,791	79,319
Five Star Bancorp	4,027	121,172
Flagstar Financial, Inc.(b)	64,690	603,558
Security	Shares	Value
Banks (continued)
Flushing Financial Corp.	7,779	$ 111,084
FNB Corp.	96,661	1,428,650
FS Bancorp, Inc.	3,333	136,853
Fulton Financial Corp.	43,550	839,644
German American Bancorp, Inc.	6,678	268,589
Glacier Bancorp, Inc.	32,555	1,634,912
Great Southern Bancorp, Inc.	2,660	158,802
Guaranty Bancshares, Inc.	3,205	110,893
Hancock Whitney Corp.	24,300	1,329,696
Hanmi Financial Corp.	8,508	200,959
HarborOne Bancorp, Inc.	17,564	207,782
HBT Financial, Inc.	5,284	115,720
Heartland Financial U.S.A., Inc.	13,033	798,988
Heritage Commerce Corp.	17,000	159,460
Heritage Financial Corp.	9,212	225,694
Hilltop Holdings, Inc.	14,205	406,689
Hingham Institution For Savings (The)(b)	492	125,037
Home Bancorp, Inc.	2,979	137,660
Home BancShares, Inc.	53,988	1,527,860
HomeStreet, Inc.(a)	5,022	57,351
HomeTrust Bancshares, Inc.	5,592	188,339
Hope Bancorp, Inc.	29,353	360,748
Horizon Bancorp, Inc.	10,870	175,116
Huntington Bancshares, Inc.	394,872	6,424,567
Independent Bank Corp.	11,527	739,918
Independent Bank Corp.	5,320	185,296
Independent Bank Group, Inc.	9,611	583,099
International Bancshares Corp.	15,074	952,074
John Marshall Bancorp, Inc.	6,061	121,705
JPMorgan Chase & Co.	774,842	185,737,376
Kearny Financial Corp.	16,107	114,038
KeyCorp	251,861	4,316,898
Lakeland Financial Corp.	5,935	408,091
Live Oak Bancshares, Inc.	8,707	344,362
M&T Bank Corp.	46,101	8,667,449
Mercantile Bank Corp.	4,895	217,779
Metrocity Bankshares, Inc.	7,789	248,859
Metropolitan Bank Holding Corp.(a)	2,541	148,394
Mid Penn Bancorp, Inc.	5,759	166,090
Middlefield Banc Corp.	4,339	121,709
Midland States Bancorp, Inc.	6,406	156,306
MidWestOne Financial Group, Inc.	6,255	182,146
MVB Financial Corp.	5,752	119,066
National Bank Holdings Corp., Class A	8,169	351,757
NB Bancorp, Inc.(a)(b)	10,616	191,725
NBT Bancorp, Inc.	11,816	564,332
Nicolet Bankshares, Inc.	3,371	353,652
Northeast Bank	1,293	118,607
Northeast Community Bancorp, Inc.	7,299	178,534
Northfield Bancorp, Inc.	12,604	146,458
Northrim BanCorp, Inc.	2,568	200,150
Northwest Bancshares, Inc.	26,773	353,136
NU Holdings Ltd., Class A(a)	874,743	9,062,337
OceanFirst Financial Corp.	15,621	282,740
OFG Bancorp	11,298	478,131
Old National Bancorp	86,149	1,869,864
Old Second Bancorp, Inc.	12,275	218,249
Orange County Bancorp, Inc.	2,598	144,371
Origin Bancorp, Inc.	7,229	240,653
Orrstown Financial Services, Inc.	6,687	244,811
Pacific Premier Bancorp, Inc.	22,786	567,827
Park National Corp.	3,668	628,805

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pathward Financial, Inc.	6,553	$ 482,170
Peapack-Gladstone Financial Corp.	4,983	159,705
Peoples Bancorp, Inc.	9,936	314,872
Peoples Financial Services Corp.	3,344	171,146
Pinnacle Financial Partners, Inc.	20,847	2,384,688
PNC Financial Services Group, Inc. (The)	109,682	21,152,174
Popular, Inc.	19,742	1,856,932
Preferred Bank	2,334	201,611
Premier Financial Corp.	9,202	235,295
Primis Financial Corp.	10,016	116,787
Prosperity Bancshares, Inc.	25,433	1,916,377
Provident Financial Services, Inc.	36,608	690,793
QCR Holdings, Inc.	5,215	420,538
RBB Bancorp	5,020	102,860
Red River Bancshares, Inc.	2,116	114,222
Regions Financial Corp.	254,593	5,988,027
Renasant Corp.	16,209	579,472
Republic Bancorp, Inc., Class A	3,217	224,772
S&T Bancorp, Inc.	8,869	338,973
Sandy Spring Bancorp, Inc.	11,301	380,957
Seacoast Banking Corp. of Florida	16,955	466,771
ServisFirst Bancshares, Inc.	13,673	1,158,650
Shore Bancshares, Inc.	6,989	110,776
Sierra Bancorp	2,212	63,971
Simmons First National Corp., Class A	34,010	754,342
SmartFinancial, Inc.	6,612	204,840
South Plains Financial, Inc.	3,653	126,942
Southern First Bancshares, Inc.(a)	2,993	118,972
Southern Missouri Bancorp, Inc.	2,637	151,285
Southside Bancshares, Inc.	9,376	297,782
SouthState Corp.	21,581	2,146,878
Stellar Bancorp, Inc.	13,985	396,475
Stock Yards Bancorp, Inc.	7,805	558,916
Synovus Financial Corp.	38,627	1,978,861
Texas Capital Bancshares, Inc.(a)	13,411	1,048,740
Third Coast Bancshares, Inc.(a)	1,160	39,382
Timberland Bancorp, Inc.	3,908	119,233
Tompkins Financial Corp.	3,526	239,169
Towne Bank	17,492	595,777
TriCo Bancshares	7,495	327,531
Triumph Financial, Inc.(a)	5,970	542,554
Truist Financial Corp.	366,613	15,903,672
TrustCo Bank Corp.	5,288	176,143
Trustmark Corp.	16,710	591,033
U.S. Bancorp	429,818	20,558,195
UMB Financial Corp.	12,905	1,456,458
United Bankshares, Inc.	36,574	1,373,354
United Community Banks, Inc.	25,283	816,894
Unity Bancorp, Inc.	3,588	156,473
Univest Financial Corp.	7,401	218,403
Valley National Bancorp	127,878	1,158,575
Veritex Holdings, Inc.	12,013	326,273
WaFd, Inc.	17,071	550,369
Washington Trust Bancorp, Inc.	3,696	115,870
Webster Financial Corp.	48,019	2,651,609
Wells Fargo & Co.	918,871	64,541,499
WesBanco, Inc.	17,414	566,652
West BanCorp, Inc.	5,892	127,562
Westamerica BanCorp	7,723	405,149
Western Alliance Bancorp	29,080	2,429,343
Wintrust Financial Corp.	17,622	2,197,640
Security	Shares	Value
Banks (continued)
WSFS Financial Corp.	15,922	$ 845,936
Zions Bancorp N.A.	40,737	2,209,982
		591,442,586
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A, NVS(a)	2,495	748,450
Brown-Forman Corp., Class A	14,571	549,181
Brown-Forman Corp., Class B, NVS	47,073	1,787,832
Celsius Holdings, Inc.(a)(b)	48,404	1,274,961
Coca-Cola Co. (The)	1,070,914	66,675,106
Coca-Cola Consolidated, Inc.	1,624	2,046,224
Constellation Brands, Inc., Class A	43,623	9,640,683
Keurig Dr. Pepper, Inc.	308,509	9,909,309
MGP Ingredients, Inc.(b)	3,975	156,496
Molson Coors Beverage Co., Class B	47,744	2,736,686
Monster Beverage Corp.(a)	197,615	10,386,644
National Beverage Corp.	6,913	294,978
PepsiCo, Inc.	378,380	57,536,463
Primo Brands Corp., Class A	46,125	1,419,266
Vita Coco Co., Inc. (The)(a)(b)	12,194	450,081
		165,612,360
Biotechnology — 2.0%
2seventy bio, Inc.(a)	19,862	58,394
4D Molecular Therapeutics, Inc.(a)	12,827	71,446
89bio, Inc.(a)(b)	16,723	130,774
AbbVie, Inc.	488,625	86,828,662
ABSCI CORP(a)(b)	35,826	93,864
ACADIA Pharmaceuticals, Inc.(a)	35,554	652,416
ACELYRIN, Inc.(a)	11,163	35,052
ADC Therapeutics SA(a)(b)	48,237	95,992
ADMA Biologics, Inc.(a)	66,497	1,140,424
Aerovate Therapeutics, Inc.(a)	4,757	12,606
Agenus, Inc.(a)(b)	3,165	8,672
Agios Pharmaceuticals, Inc.(a)	16,734	549,879
Akebia Therapeutics, Inc.(a)	112,212	213,203
Akero Therapeutics, Inc.(a)	20,834	579,602
Aldeyra Therapeutics, Inc.(a)(b)	15,086	75,279
Alector, Inc.(a)	16,634	31,438
Alkermes PLC(a)	43,715	1,257,243
Allogene Therapeutics, Inc.(a)(b)	25,577	54,479
Alnylam Pharmaceuticals, Inc.(a)(b)	35,653	8,389,507
Altimmune, Inc.(a)(b)	23,562	169,882
ALX Oncology Holdings, Inc.(a)	9,424	15,738
Amgen, Inc.	148,239	38,637,013
Amicus Therapeutics, Inc.(a)	82,652	778,582
AnaptysBio, Inc.(a)	7,474	98,956
Anavex Life Sciences Corp.(a)(b)	19,828	212,953
Anika Therapeutics, Inc.(a)	6,187	101,838
Annexon, Inc.(a)(b)	23,917	122,694
Apellis Pharmaceuticals, Inc.(a)(b)	27,208	868,207
Apogee Therapeutics, Inc.(a)(b)	11,323	512,932
Applied Therapeutics, Inc.(a)	32,401	27,742
Arbutus Biopharma Corp.(a)	49,836	162,964
Arcellx, Inc.(a)(b)	11,179	857,317
Arcturus Therapeutics Holdings, Inc.(a)(b)	9,038	153,375
Arcus Biosciences, Inc.(a)	12,415	184,859
Arcutis Biotherapeutics, Inc.(a)	25,408	353,933
Ardelyx, Inc.(a)	57,622	292,144
ArriVent Biopharma, Inc.(a)(b)	7,713	205,474
Arrowhead Pharmaceuticals, Inc.(a)	31,664	595,283
ARS Pharmaceuticals, Inc.(a)(b)	17,881	188,645
Astria Therapeutics, Inc.(a)	11,623	103,910
Aura Biosciences, Inc.(a)(b)	8,960	73,651

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Aurinia Pharmaceuticals, Inc.(a)	38,768	$ 348,137
Avid Bioservices, Inc.(a)(b)	17,202	212,445
Avidity Biosciences, Inc.(a)	29,506	858,034
Avita Medical, Inc.(a)(b)	7,347	94,042
Beam Therapeutics, Inc.(a)	21,832	541,434
Bicara Therapeutics, Inc.(a)(b)	9,544	166,256
BioCryst Pharmaceuticals, Inc.(a)	66,204	497,854
Biogen, Inc.(a)	40,388	6,176,133
Biohaven Ltd.(a)	24,228	904,916
BioMarin Pharmaceutical, Inc.(a)	51,295	3,371,620
Biomea Fusion, Inc.(a)(b)	5,382	20,882
Bluebird Bio, Inc.(a)(b)	887	7,398
Blueprint Medicines Corp.(a)	17,394	1,517,105
Bridgebio Pharma, Inc.(a)	39,389	1,080,834
C4 Therapeutics, Inc.(a)(b)	21,668	78,005
Cabaletta Bio, Inc.(a)	9,672	21,955
Capricor Therapeutics, Inc.(a)(b)	7,535	103,983
CareDx, Inc.(a)	13,247	283,618
Cargo Therapeutics, Inc.(a)	12,065	173,977
Caribou Biosciences, Inc.(a)(b)	18,441	29,321
Catalyst Pharmaceuticals, Inc.(a)	33,407	697,204
Celcuity, Inc.(a)	8,134	106,474
Celldex Therapeutics, Inc.(a)	17,008	429,792
Century Therapeutics, Inc.(a)	10,504	10,609
CG oncology, Inc.(a)	12,995	372,697
Cogent Biosciences, Inc.(a)	25,439	198,424
Coherus Biosciences, Inc.(a)(b)	17,048	23,526
Compass Therapeutics, Inc.(a)	34,279	49,705
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	3,328	39,270
Crinetics Pharmaceuticals, Inc.(a)(b)	23,959	1,225,024
Cullinan Therapeutics, Inc.(a)	17,039	207,535
Cytokinetics, Inc.(a)	30,475	1,433,544
Day One Biopharmaceuticals, Inc.(a)(b)	18,750	237,562
Denali Therapeutics, Inc.(a)	33,249	677,615
Design Therapeutics, Inc.(a)	9,164	56,542
Dianthus Therapeutics, Inc.(a)(b)	6,520	142,136
Disc Medicine, Inc.(a)	5,507	349,144
Dynavax Technologies Corp.(a)(b)	38,407	490,457
Dyne Therapeutics, Inc.(a)(b)	22,016	518,697
Editas Medicine, Inc.(a)	19,251	24,449
Enanta Pharmaceuticals, Inc.(a)	4,964	28,543
Entrada Therapeutics, Inc.(a)	7,682	132,822
Erasca, Inc.(a)(b)	69,517	174,488
Exact Sciences Corp.(a)(b)	49,707	2,793,036
Exelixis, Inc.(a)	78,668	2,619,644
Fate Therapeutics, Inc.(a)	20,859	34,417
Generation Bio Co.(a)	21,602	22,898
Geron Corp.(a)	169,982	601,736
Gilead Sciences, Inc.	344,310	31,803,915
GRAIL, Inc.(a)(b)	7,264	129,662
Halozyme Therapeutics, Inc.(a)	34,023	1,626,640
Heron Therapeutics, Inc.(a)(b)	29,153	44,604
HilleVax, Inc.(a)	5,981	12,381
Humacyte, Inc.(a)(b)	25,167	127,093
Ideaya Biosciences, Inc.(a)(b)	22,360	574,652
IGM Biosciences, Inc.(a)(b)	5,534	33,813
ImmunityBio, Inc.(a)(b)	49,101	125,699
Immunome, Inc.(a)	14,021	148,903
Immunovant, Inc.(a)(b)	16,618	411,628
Incyte Corp.(a)	43,897	3,031,966
Inhibrx Biosciences, Inc.(a)	1,965	30,261
Inovio Pharmaceuticals, Inc.(a)(b)	14,440	26,425
Security	Shares	Value
Biotechnology (continued)
Inozyme Pharma, Inc.(a)(b)	24,406	$ 67,605
Insmed, Inc.(a)	47,160	3,255,926
Intellia Therapeutics, Inc.(a)	23,949	279,245
Ionis Pharmaceuticals, Inc.(a)	43,090	1,506,426
Iovance Biotherapeutics, Inc.(a)(b)	65,327	483,420
Ironwood Pharmaceuticals, Inc., Class A(a)	41,511	183,894
iTeos Therapeutics, Inc.(a)	6,788	52,132
Janux Therapeutics, Inc.(a)	6,846	366,535
KalVista Pharmaceuticals, Inc.(a)(b)	6,673	56,520
Keros Therapeutics, Inc.(a)	7,167	113,454
Kiniksa Pharmaceuticals International PLC(a)	11,863	234,650
Kodiak Sciences, Inc.(a)	14,536	144,633
Korro Bio, Inc.(a)(b)	3,336	127,002
Krystal Biotech, Inc.(a)	6,819	1,068,265
Kura Oncology, Inc.(a)	17,151	149,385
Kymera Therapeutics, Inc.(a)(b)	13,311	535,502
Larimar Therapeutics, Inc.(a)	17,405	67,357
LENZ Therapeutics, Inc.(b)	5,878	169,698
Lexicon Pharmaceuticals, Inc.(a)(b)	35,969	26,563
Lyell Immunopharma, Inc.(a)	42,091	26,938
MacroGenics, Inc.(a)	16,804	54,613
Madrigal Pharmaceuticals, Inc.(a)	4,784	1,476,199
MannKind Corp.(a)	84,210	541,470
MeiraGTx Holdings PLC(a)(b)	17,644	107,452
Mersana Therapeutics, Inc.(a)	22,900	32,747
MiMedx Group, Inc.(a)	34,383	330,764
Mineralys Therapeutics, Inc.(a)(b)	6,402	78,809
Mirum Pharmaceuticals, Inc.(a)(b)	10,694	442,197
Moderna, Inc.(a)	88,838	3,693,884
Monte Rosa Therapeutics, Inc.(a)(b)	14,596	101,296
Myriad Genetics, Inc.(a)	23,401	320,828
Natera, Inc.(a)	31,537	4,992,307
Neurocrine Biosciences, Inc.(a)	27,041	3,691,096
Neurogene, Inc.(a)	4,516	103,236
Nkarta, Inc.(a)	8,983	22,368
Novavax, Inc.(a)(b)	42,125	338,685
Nurix Therapeutics, Inc.(a)	17,956	338,291
Nuvalent, Inc., Class A(a)	9,732	761,821
Ocugen, Inc.(a)(b)	112,885	90,872
Olema Pharmaceuticals, Inc.(a)(b)	12,123	70,677
Organogenesis Holdings, Inc., Class A(a)(b)	31,914	102,125
ORIC Pharmaceuticals, Inc.(a)(b)	17,708	142,904
Outlook Therapeutics, Inc.(a)(b)	3,320	6,275
PepGen, Inc.(a)	7,615	28,861
Perspective Therapeutics, Inc.(a)(b)	15,191	48,459
Poseida Therapeutics, Inc.(a)	18,821	180,682
Praxis Precision Medicines, Inc.(a)	4,703	361,943
Precigen, Inc.(a)	62,223	69,690
Prime Medicine, Inc.(a)(b)	10,683	31,194
ProKidney Corp., Class A(a)	16,694	28,213
Protagonist Therapeutics, Inc.(a)	16,272	628,099
Prothena Corp. PLC(a)(b)	11,076	153,403
PTC Therapeutics, Inc.(a)	20,404	921,037
Q32 Bio, Inc.(a)(b)	3,213	11,053
RAPT Therapeutics, Inc.(a)	5,614	8,870
Recursion Pharmaceuticals, Inc., Class A(a)(b)	68,011	459,754
Regeneron Pharmaceuticals, Inc.(a)	28,863	20,559,981
REGENXBIO, Inc.(a)	9,534	73,698
Relay Therapeutics, Inc.(a)	20,559	84,703
Replimune Group, Inc.(a)	10,588	128,221
REVOLUTION Medicines, Inc.(a)	45,253	1,979,366
Rhythm Pharmaceuticals, Inc.(a)(b)	13,900	778,122

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Rigel Pharmaceuticals, Inc.(a)	6,560	$ 110,339
Rocket Pharmaceuticals, Inc.(a)(b)	19,223	241,633
Roivant Sciences Ltd.(a)(b)	117,405	1,388,901
Sage Therapeutics, Inc.(a)	13,934	75,662
Sana Biotechnology, Inc.(a)(b)	50,249	81,906
Sarepta Therapeutics, Inc.(a)	25,597	3,112,339
Savara, Inc.(a)	43,158	132,495
Scholar Rock Holding Corp.(a)(b)	22,477	971,456
Soleno Therapeutics, Inc.(a)(b)	5,994	269,430
SpringWorks Therapeutics, Inc.(a)(b)	19,418	701,572
Spyre Therapeutics, Inc.(a)(b)	9,442	219,810
Stoke Therapeutics, Inc.(a)	8,002	88,262
Summit Therapeutics, Inc.(a)(b)	23,989	428,084
Sutro Biopharma, Inc.(a)	23,137	42,572
Syndax Pharmaceuticals, Inc.(a)(b)	20,211	267,189
Tango Therapeutics, Inc.(a)	13,303	41,106
Taysha Gene Therapies, Inc.(a)	70,831	122,538
Tenaya Therapeutics, Inc.(a)(b)	16,235	23,216
TG Therapeutics, Inc.(a)(b)	36,736	1,105,754
Tourmaline Bio, Inc.(a)	10,284	208,560
Travere Therapeutics, Inc.(a)(b)	17,363	302,463
TScan Therapeutics, Inc.(a)	21,199	64,445
Twist Bioscience Corp.(a)	15,538	722,051
Tyra Biosciences, Inc.(a)(b)	6,683	92,894
Ultragenyx Pharmaceutical, Inc.(a)	25,810	1,085,827
United Therapeutics Corp.(a)	11,842	4,178,331
Upstream Bio, Inc.(a)(b)	9,679	159,123
UroGen Pharma Ltd.(a)(b)	9,711	103,422
Vanda Pharmaceuticals, Inc.(a)	15,287	73,225
Vaxcyte, Inc.(a)(b)	34,463	2,821,141
Vera Therapeutics, Inc., Class A(a)	10,985	464,556
Veracyte, Inc.(a)	20,491	811,444
Vericel Corp.(a)	14,723	808,440
Vertex Pharmaceuticals, Inc.(a)	71,412	28,757,612
Verve Therapeutics, Inc.(a)(b)	12,817	72,288
Viking Therapeutics, Inc.(a)(b)	28,161	1,133,199
Vir Biotechnology, Inc.(a)	20,680	151,791
Viridian Therapeutics, Inc.(a)(b)	19,606	375,847
Voyager Therapeutics, Inc.(a)	9,223	52,294
X4 Pharmaceuticals, Inc.(a)(b)	56,839	41,697
Xencor, Inc.(a)	15,362	353,019
Y-mAbs Therapeutics, Inc.(a)	9,387	73,500
Zentalis Pharmaceuticals, Inc.(a)	14,436	43,741
Zymeworks, Inc.(a)(b)	14,421	211,123
		319,188,317
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	2,588,724	567,940,158
Coupang, Inc., Class A(a)	318,362	6,997,597
Dillard’s, Inc., Class A(b)	1,076	464,552
eBay, Inc.	131,962	8,175,046
Etsy, Inc.(a)	31,524	1,667,304
Kohl’s Corp.	30,165	423,517
Macy’s, Inc.	75,917	1,285,275
Nordstrom, Inc.	29,896	721,989
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,495	1,919,726
Savers Value Village, Inc.(a)(b)	7,063	72,396
		589,667,560
Building Products — 0.7%
A. O. Smith Corp.	32,744	2,233,468
AAON, Inc.	18,058	2,125,066
Advanced Drainage Systems, Inc.	19,702	2,277,551
Allegion PLC	23,748	3,103,389
Security	Shares	Value
Building Products (continued)
American Woodmark Corp.(a)	4,896	$ 389,379
Apogee Enterprises, Inc.	7,181	512,795
Armstrong World Industries, Inc.	12,467	1,761,961
AZEK Co., Inc. (The), Class A(a)	40,769	1,935,304
AZZ, Inc.	6,920	566,886
Builders FirstSource, Inc.(a)	31,584	4,514,301
Carlisle Cos., Inc.	12,715	4,689,801
Carrier Global Corp.	230,602	15,740,893
CSW Industrials, Inc.(b)	4,532	1,598,890
Fortune Brands Innovations, Inc.	33,620	2,297,255
Gibraltar Industries, Inc.(a)	8,372	493,111
Griffon Corp.	11,423	814,117
Hayward Holdings, Inc.(a)	38,928	595,209
Insteel Industries, Inc.	58,739	1,586,540
Janus International Group, Inc.(a)(b)	38,694	284,401
JELD-WEN Holding, Inc.(a)	22,404	183,489
Johnson Controls International PLC	184,288	14,545,852
Lennox International, Inc.	8,687	5,292,989
Masco Corp.	60,490	4,389,759
Masterbrand, Inc.(a)	35,176	513,921
Owens Corning	23,625	4,023,810
Quanex Building Products Corp.	12,081	292,843
Resideo Technologies, Inc.(a)	38,959	898,005
Simpson Manufacturing Co., Inc.	11,955	1,982,498
Tecnoglass, Inc.	6,133	486,470
Trane Technologies PLC	62,304	23,011,982
Trex Co., Inc.(a)	29,328	2,024,512
UFP Industries, Inc.	16,805	1,893,083
Zurn Elkay Water Solutions Corp.	40,059	1,494,201
		108,553,731
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	8,601	1,590,497
Ameriprise Financial, Inc.	26,800	14,269,124
Ares Management Corp., Class A	50,521	8,943,733
Artisan Partners Asset Management, Inc., Class A	14,871	640,197
B Riley Financial, Inc.(b)	5,932	27,228
Bank of New York Mellon Corp. (The)	203,368	15,624,763
BGC Group, Inc., Class A	87,698	794,544
BlackRock, Inc.(b)(c)	40,601	41,620,491
Blackstone, Inc., Class A, NVS	198,983	34,308,649
Blue Owl Capital, Inc., Class A	144,719	3,366,164
Brightsphere Investment Group, Inc.	8,771	231,028
Carlyle Group, Inc. (The)	58,913	2,974,517
Cboe Global Markets, Inc.	29,272	5,719,749
Charles Schwab Corp. (The)	411,316	30,441,497
CME Group, Inc., Class A	99,247	23,048,131
Cohen & Steers, Inc.	8,191	756,357
Coinbase Global, Inc., Class A(a)	55,856	13,869,045
Diamond Hill Investment Group, Inc., Class A	712	110,431
Donnelley Financial Solutions, Inc.(a)	6,634	416,151
Evercore, Inc., Class A	9,773	2,708,978
FactSet Research Systems, Inc.	10,593	5,087,606
Forge Global Holdings, Inc.(a)	47,931	44,619
Franklin Resources, Inc.	82,722	1,678,429
GCM Grosvenor, Inc., Class A	13,393	164,332
Goldman Sachs Group, Inc. (The)	84,629	48,460,258
Hamilton Lane, Inc., Class A	10,514	1,556,598
Houlihan Lokey, Inc., Class A	14,230	2,471,182
Interactive Brokers Group, Inc., Class A	28,791	5,086,506
Intercontinental Exchange, Inc.	156,299	23,290,114
Invesco Ltd.	103,026	1,800,894

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Janus Henderson Group PLC	35,669	$ 1,517,003
Jefferies Financial Group, Inc.	48,834	3,828,586
KKR & Co., Inc., Class A	186,270	27,551,196
Lazard, Inc.	29,863	1,537,347
LPL Financial Holdings, Inc.	20,291	6,625,214
MarketAxess Holdings, Inc.	10,284	2,324,595
Moelis & Co., Class A	16,331	1,206,534
Moody’s Corp.	43,696	20,684,376
Morgan Stanley	320,523	40,296,152
Morningstar, Inc.	7,438	2,504,821
MSCI, Inc., Class A	20,951	12,570,809
Nasdaq, Inc.	113,214	8,752,574
Northern Trust Corp.	55,243	5,662,407
Open Lending Corp.(a)(b)	27,680	165,250
P10, Inc., Class A	10,094	127,285
Patria Investments Ltd., Class A	14,723	171,228
Perella Weinberg Partners, Class A	16,479	392,859
Piper Sandler Cos.	4,578	1,373,171
PJT Partners, Inc., Class A	6,471	1,021,188
Raymond James Financial, Inc.	50,692	7,873,988
Robinhood Markets, Inc., Class A(a)	182,537	6,801,329
S&P Global, Inc.	86,337	42,998,416
SEI Investments Co.	27,679	2,282,964
State Street Corp.	80,711	7,921,785
StepStone Group, Inc., Class A	18,065	1,045,602
Stifel Financial Corp.	26,711	2,833,503
StoneX Group, Inc.(a)	8,179	801,297
T Rowe Price Group, Inc.	59,664	6,747,402
TPG, Inc., Class A	23,550	1,479,882
Tradeweb Markets, Inc., Class A	32,461	4,249,794
Victory Capital Holdings, Inc., Class A	11,220	734,461
Virtu Financial, Inc., Class A	22,375	798,340
Virtus Investment Partners, Inc.	1,803	397,706
WisdomTree, Inc.	40,398	424,179
XP, Inc., Class A	112,134	1,328,788
		518,133,843
Chemicals — 1.3%
AdvanSix, Inc.	8,111	231,082
Air Products & Chemicals, Inc.	60,909	17,666,046
Albemarle Corp.	31,835	2,740,357
American Vanguard Corp.	9,082	42,050
Arcadium Lithium PLC(a)	275,854	1,415,131
Ashland, Inc.	14,095	1,007,229
Aspen Aerogels, Inc.(a)(b)	16,204	192,503
Avient Corp.	23,685	967,769
Axalta Coating Systems Ltd.(a)	62,470	2,137,723
Balchem Corp.	8,393	1,368,017
Cabot Corp.	14,536	1,327,282
Celanese Corp., Class A	30,617	2,119,003
CF Industries Holdings, Inc.	49,632	4,234,602
Chemours Co. (The)	39,368	665,319
Core Molding Technologies, Inc.(a)	4,250	70,295
Corteva, Inc.	192,335	10,955,402
Dow, Inc.	194,156	7,791,480
DuPont de Nemours, Inc.	114,962	8,765,852
Eastman Chemical Co.	32,726	2,988,538
Ecolab, Inc.	68,848	16,132,463
Ecovyst, Inc.(a)	26,386	201,589
Element Solutions, Inc.	60,637	1,541,999
FMC Corp.	33,970	1,651,282
Hawkins, Inc.	5,762	706,825
HB Fuller Co.	15,525	1,047,627
Security	Shares	Value
Chemicals (continued)
Huntsman Corp.	46,402	$ 836,628
Ingevity Corp.(a)	10,017	408,193
Innospec, Inc.	6,696	736,962
International Flavors & Fragrances, Inc.	70,365	5,949,361
Intrepid Potash, Inc.(a)	2,972	65,146
Koppers Holdings, Inc.	5,326	172,562
Linde PLC	132,625	55,526,109
LSB Industries, Inc.(a)	20,037	152,081
LyondellBasell Industries NV, Class A	71,459	5,307,260
Mativ Holdings, Inc.	14,192	154,693
Minerals Technologies, Inc.	8,320	634,067
Mosaic Co. (The)	90,289	2,219,304
NewMarket Corp.	1,822	962,654
Olin Corp.	34,407	1,162,957
Orion SA	16,462	259,935
Perimeter Solutions, Inc.(a)(b)	39,608	506,190
PPG Industries, Inc.	64,368	7,688,758
PureCycle Technologies, Inc.(a)(b)	28,527	292,402
Quaker Chemical Corp.	3,654	514,337
Rayonier Advanced Materials, Inc.(a)	16,700	137,775
RPM International, Inc.	34,390	4,232,033
Scotts Miracle-Gro Co. (The)	11,044	732,659
Sensient Technologies Corp.	11,759	837,946
Sherwin-Williams Co. (The)	64,456	21,910,528
Stepan Co.	6,289	406,898
Tronox Holdings PLC	34,997	352,420
Westlake Corp.	9,309	1,067,277
		201,194,600
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	18,036	923,082
ACCO Brands Corp.	28,602	150,161
ACV Auctions, Inc., Class A(a)	42,554	919,166
Aris Water Solutions, Inc., Class A	6,679	159,962
BrightView Holdings, Inc.(a)	14,326	229,073
Brink’s Co. (The)	12,001	1,113,333
Casella Waste Systems, Inc., Class A(a)(b)	16,410	1,736,342
CECO Environmental Corp.(a)	8,684	262,517
Cimpress PLC(a)(b)	4,584	328,764
Cintas Corp.	95,838	17,509,603
Clean Harbors, Inc.(a)	13,884	3,195,264
Copart, Inc.(a)(b)	240,644	13,810,559
CoreCivic, Inc.(a)	31,464	684,027
Deluxe Corp.	11,210	253,234
Driven Brands Holdings, Inc.(a)(b)	17,476	282,063
Ennis, Inc.	6,698	141,261
Enviri Corp.(a)(b)	22,923	176,507
GEO Group, Inc. (The)(a)	34,092	953,894
Healthcare Services Group, Inc.(a)	20,811	241,720
HNI Corp.	13,283	669,065
Interface, Inc., Class A	14,853	361,671
Liquidity Services, Inc.(a)	6,936	223,963
Matthews International Corp., Class A	8,158	225,813
MillerKnoll, Inc.	21,645	488,961
Montrose Environmental Group, Inc.(a)	9,244	171,476
MSA Safety, Inc.	9,924	1,645,102
OPENLANE, Inc.(a)	29,324	581,788
Pitney Bowes, Inc.	49	355
RB Global, Inc.	49,833	4,495,435
Republic Services, Inc.	56,420	11,350,576
Rollins, Inc.	76,802	3,559,773
Steelcase, Inc., Class A	25,982	307,107
Tetra Tech, Inc.	73,228	2,917,404

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
UniFirst Corp.	4,246	$ 726,448
Veralto Corp.	67,892	6,914,800
Vestis Corp.	41,610	634,136
Viad Corp.(a)	5,194	220,797
VSE Corp.(b)	4,744	451,154
Waste Management, Inc.	110,961	22,390,820
		101,407,176
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	19,038	158,586
Applied Optoelectronics, Inc.(a)(b)	12,157	448,107
Arista Networks, Inc.(a)	284,001	31,390,630
Aviat Networks, Inc.(a)(b)	3,644	65,993
Calix, Inc.(a)	14,950	521,306
Ciena Corp.(a)	39,386	3,340,327
Cisco Systems, Inc.	1,100,799	65,167,301
Clearfield, Inc.(a)	3,511	108,841
CommScope Holding Co., Inc.(a)	53,444	278,443
Digi International, Inc.(a)	8,922	269,712
Extreme Networks, Inc.(a)	36,164	605,385
F5, Inc.(a)	16,181	4,069,036
Harmonic, Inc.(a)	33,038	437,093
Infinera Corp.(a)(b)	54,559	358,453
Juniper Networks, Inc.	90,348	3,383,533
Lumentum Holdings, Inc.(a)	17,837	1,497,416
Motorola Solutions, Inc.	45,487	21,025,456
NETGEAR, Inc.(a)	9,018	251,332
NetScout Systems, Inc.(a)	17,036	369,000
Ribbon Communications, Inc.(a)	24,131	100,385
Ubiquiti, Inc.(b)	1,085	360,144
Viasat, Inc.(a)(b)	32,048	272,728
Viavi Solutions, Inc.(a)	65,738	663,954
		135,143,161
Construction & Engineering — 0.3%
AECOM	36,686	3,918,798
Ameresco, Inc., Class A(a)(b)	8,230	193,240
API Group Corp.(a)	62,507	2,248,377
Arcosa, Inc.	13,165	1,273,582
Argan, Inc.	3,949	541,171
Bowman Consulting Group Ltd.(a)(b)	3,439	85,803
Comfort Systems U.S.A., Inc.	9,786	4,149,851
Construction Partners, Inc., Class A(a)	12,063	1,067,093
Dycom Industries, Inc.(a)	7,377	1,284,041
EMCOR Group, Inc.	12,541	5,692,360
Everus Construction Group, Inc.(a)	13,411	881,773
Fluor Corp.(a)	46,579	2,297,276
Granite Construction, Inc.	11,374	997,614
Great Lakes Dredge & Dock Corp.(a)	15,140	170,931
IES Holdings, Inc.(a)(b)	2,104	422,820
Limbach Holdings, Inc.(a)	3,744	320,262
MasTec, Inc.(a)	17,243	2,347,462
MYR Group, Inc.(a)	4,182	622,156
Northwest Pipe Co.(a)	4,108	198,252
Primoris Services Corp.	14,034	1,072,198
Quanta Services, Inc.	40,104	12,674,869
Sterling Infrastructure, Inc.(a)	8,489	1,429,972
Tutor Perini Corp.(a)	13,655	330,451
Valmont Industries, Inc.	5,669	1,738,512
WillScot Holdings Corp., Class A(a)	50,696	1,695,781
		47,654,645
Construction Materials — 0.3%
CRH PLC	188,889	17,476,010
Security	Shares	Value
Construction Materials (continued)
Eagle Materials, Inc.	9,275	$ 2,288,699
Knife River Corp.(a)	15,735	1,599,306
Martin Marietta Materials, Inc.	16,824	8,689,596
Summit Materials, Inc., Class A(a)	33,397	1,689,888
United States Lime & Minerals, Inc.	3,531	468,705
Vulcan Materials Co.	36,405	9,364,458
		41,576,662
Consumer Finance — 0.7%
Ally Financial, Inc.	73,804	2,657,682
American Express Co.	154,951	45,987,907
Bread Financial Holdings, Inc.	12,814	782,423
Capital One Financial Corp.	104,464	18,628,021
Credit Acceptance Corp.(a)(b)	1,877	881,176
Dave, Inc., Class A(a)	2,139	185,922
Discover Financial Services	69,114	11,972,618
Encore Capital Group, Inc.(a)(b)	6,698	319,964
Enova International, Inc.(a)	7,454	714,690
FirstCash Holdings, Inc.	10,042	1,040,351
Green Dot Corp., Class A(a)	14,236	151,471
LendingClub Corp.(a)	26,465	428,468
LendingTree, Inc.(a)	3,976	154,070
Moneylion, Inc., Class A(a)	2,312	198,855
Navient Corp.	26,077	346,563
Nelnet, Inc., Class A	3,344	357,173
NerdWallet, Inc., Class A(a)	6,063	80,638
OneMain Holdings, Inc.	30,354	1,582,354
PRA Group, Inc.(a)	9,850	205,767
PROG Holdings, Inc.	10,971	463,635
Regional Management Corp.	3,489	118,556
SLM Corp.	59,711	1,646,829
SoFi Technologies, Inc.(a)(b)	291,416	4,487,806
Synchrony Financial	107,905	7,013,825
Upstart Holdings, Inc.(a)(b)	20,762	1,278,316
World Acceptance Corp.(a)	1,011	113,677
		101,798,757
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	113,655	2,232,184
Andersons, Inc. (The)	10,122	410,143
BJ’s Wholesale Club Holdings, Inc.(a)	36,074	3,223,212
Casey’s General Stores, Inc.	10,276	4,071,659
Chefs’ Warehouse, Inc. (The)(a)	7,794	384,400
Costco Wholesale Corp.	122,272	112,034,165
Dollar General Corp.	60,785	4,608,719
Dollar Tree, Inc.(a)	56,497	4,233,885
Grocery Outlet Holding Corp.(a)	26,961	420,861
Ingles Markets, Inc., Class A	4,362	281,087
Kroger Co. (The)	183,170	11,200,845
Maplebear, Inc.(a)	47,298	1,959,083
Natural Grocers by Vitamin Cottage, Inc.	3,648	144,899
Performance Food Group Co.(a)	41,150	3,479,233
PriceSmart, Inc.	7,570	697,727
SpartanNash Co.	9,275	169,918
Sprouts Farmers Market, Inc.(a)	27,144	3,449,188
Sysco Corp.	135,497	10,360,101
Target Corp.	127,449	17,228,556
U.S. Foods Holding Corp.(a)	61,875	4,174,088
United Natural Foods, Inc.(a)	14,529	396,787
Walgreens Boots Alliance, Inc.	196,928	1,837,338
Walmart, Inc.	1,197,013	108,150,125
Weis Markets, Inc.	4,871	329,864
		295,478,067

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging — 0.3%
Amcor PLC	399,731	$ 3,761,469
AptarGroup, Inc.	17,866	2,806,749
Ardagh Metal Packaging SA	41,863	126,008
Avery Dennison Corp.	22,274	4,168,134
Ball Corp.	81,359	4,485,322
Berry Global Group, Inc.	31,531	2,039,110
Crown Holdings, Inc.	32,129	2,656,747
Graphic Packaging Holding Co.	80,070	2,174,701
Greif, Inc., Class A, NVS	6,506	397,647
Greif, Inc., Class B	2,049	139,025
International Paper Co.	94,521	5,087,120
Myers Industries, Inc.	9,999	110,389
O-I Glass, Inc.(a)	44,897	486,683
Packaging Corp. of America	24,662	5,552,156
Pactiv Evergreen, Inc.	10,899	190,405
Ranpak Holdings Corp., Class A(a)	18,465	127,039
Sealed Air Corp.	38,026	1,286,419
Silgan Holdings, Inc.	22,678	1,180,390
Smurfit WestRock PLC	142,687	7,685,122
Sonoco Products Co.	26,830	1,310,645
TriMas Corp.	10,148	249,539
		46,020,819
Distributors — 0.1%
A-Mark Precious Metals, Inc.	5,306	145,384
Genuine Parts Co.	38,128	4,451,825
GigaCloud Technology, Inc., Class A(a)(b)	6,405	118,621
LKQ Corp.	72,718	2,672,387
Pool Corp.	10,126	3,452,358
		10,840,575
Diversified Consumer Services — 0.1%
ADT, Inc.	77,513	535,615
Adtalem Global Education, Inc.(a)	10,883	988,721
Bright Horizons Family Solutions, Inc.(a)	15,401	1,707,201
Carriage Services, Inc.	4,014	159,958
Chegg, Inc.(a)	33,007	53,141
Coursera, Inc.(a)	35,832	304,572
Duolingo, Inc., Class A(a)	10,085	3,269,860
European Wax Center, Inc., Class A(a)	7,041	46,964
Frontdoor, Inc.(a)	20,759	1,134,895
Graham Holdings Co., Class B	872	760,314
Grand Canyon Education, Inc.(a)	8,294	1,358,557
H&R Block, Inc.	37,661	1,990,007
KinderCare Learning Cos., Inc.(a)	8,849	157,512
Laureate Education, Inc., Class A(a)	36,359	665,006
Lincoln Educational Services Corp.(a)	11,787	186,470
Mister Car Wash, Inc.(a)	20,797	151,610
OneSpaWorld Holdings Ltd.	27,401	545,280
Perdoceo Education Corp.	20,257	536,203
Service Corp. International	39,393	3,144,349
Strategic Education, Inc.	6,060	566,125
Stride, Inc.(a)	11,475	1,192,597
Udemy, Inc.(a)	23,006	189,339
Universal Technical Institute, Inc.(a)	14,202	365,133
		20,009,429
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	20,804	369,063
American Assets Trust, Inc.	12,829	336,889
Armada Hoffler Properties, Inc.	15,242	155,926
Broadstone Net Lease, Inc.	47,950	760,487
CTO Realty Growth, Inc.	6,886	135,723
Empire State Realty Trust, Inc., Class A	39,841	411,159
Security	Shares	Value
Diversified REITs (continued)
Essential Properties Realty Trust, Inc.	47,546	$ 1,487,239
Gladstone Commercial Corp.	10,079	163,683
Global Net Lease, Inc.	56,602	413,194
NexPoint Diversified Real Estate Trust	11,206	68,357
One Liberty Properties, Inc.	4,747	129,308
WP Carey, Inc.	59,993	3,268,419
		7,699,447
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	3,300	101,211
AST SpaceMobile, Inc., Class A(a)(b)	32,171	678,808
AT&T Inc.	1,975,863	44,990,401
ATN International, Inc.	3,148	52,918
Bandwidth, Inc., Class A(a)	8,753	148,976
Cogent Communications Holdings, Inc.	11,895	916,748
Frontier Communications Parent, Inc.(a)	69,179	2,400,511
GCI Liberty, Inc. Escrow, Class A(a)(d)	28,033	—
Globalstar, Inc.(a)(b)	177,144	366,688
IDT Corp., Class B	5,413	257,226
Iridium Communications, Inc.	34,662	1,005,891
Liberty Global Ltd., Class A(a)	45,588	581,703
Liberty Global Ltd., Class C, NVS(a)(b)	47,289	621,377
Liberty Latin America Ltd., Class A(a)(b)	12,242	77,859
Liberty Latin America Ltd., Class C, NVS(a)(b)	44,075	279,436
Lumen Technologies, Inc.(a)	276,322	1,467,270
Verizon Communications, Inc.	1,160,111	46,392,839
		100,339,862
Electric Utilities — 1.4%
ALLETE, Inc.	15,465	1,002,132
Alliant Energy Corp.	69,559	4,113,719
American Electric Power Co., Inc.	145,527	13,421,955
Constellation Energy Corp.	86,594	19,371,944
Duke Energy Corp.	212,324	22,875,788
Edison International	105,254	8,403,479
Entergy Corp.	117,944	8,942,514
Evergy, Inc.	61,362	3,776,831
Eversource Energy	97,205	5,582,483
Exelon Corp.	273,607	10,298,568
FirstEnergy Corp.	158,255	6,295,384
Genie Energy Ltd., Class B	4,048	63,108
Hawaiian Electric Industries, Inc.(a)	45,215	439,942
IDACORP, Inc.	14,743	1,611,115
MGE Energy, Inc.	9,764	917,426
NextEra Energy, Inc.	567,259	40,666,798
NRG Energy, Inc.	57,051	5,147,141
OGE Energy Corp.	56,745	2,340,731
Otter Tail Corp.	10,891	804,191
PG&E Corp.	587,649	11,858,757
Pinnacle West Capital Corp.	31,566	2,675,850
Portland General Electric Co.	27,582	1,203,127
PPL Corp.	205,233	6,661,863
Southern Co. (The)	301,784	24,842,859
TXNM Energy, Inc.	23,055	1,133,614
Xcel Energy, Inc.	158,460	10,699,219
		215,150,538
Electrical Equipment — 0.9%
Acuity Brands, Inc.	8,792	2,568,407
Allient, Inc.	3,614	87,748
American Superconductor Corp.(a)(b)	9,312	229,355
AMETEK, Inc.	63,848	11,509,241
Array Technologies, Inc.(a)	42,399	256,090
Atkore, Inc.	10,259	856,114

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Blink Charging Co.(a)(b)	10,220	$ 14,206
Bloom Energy Corp., Class A(a)(b)	53,292	1,183,615
ChargePoint Holdings, Inc., Class A(a)(b)	90,268	96,587
Eaton Corp. PLC	108,828	36,116,748
Emerson Electric Co.	157,397	19,506,210
Energy Vault Holdings, Inc.(a)(b)	36,888	84,105
EnerSys	11,842	1,094,556
Enovix Corp.(a)(b)	39,353	427,767
Fluence Energy, Inc., Class A(a)(b)	16,024	254,461
FuelCell Energy, Inc.(a)(b)	3,458	31,260
GE Vernova, Inc.	75,326	24,776,981
Generac Holdings, Inc.(a)	15,988	2,478,939
GrafTech International Ltd.(a)	58,777	101,684
Hubbell, Inc.	14,855	6,222,611
LSI Industries, Inc.	9,258	179,790
NEXTracker, Inc., Class A(a)	39,505	1,443,118
NuScale Power Corp., Class A(a)	23,122	414,577
nVent Electric PLC	45,501	3,101,348
Plug Power, Inc.(a)(b)	211,259	449,982
Powell Industries, Inc.(b)	2,920	647,218
Preformed Line Products Co.	907	115,906
Regal Rexnord Corp.	17,865	2,771,397
Rockwell Automation, Inc.	31,312	8,948,657
Sensata Technologies Holding PLC	41,569	1,138,991
SES AI Corp., Class A(a)(b)	46,428	101,677
Shoals Technologies Group, Inc., Class A(a)	44,255	244,730
Stem, Inc.(a)(b)	43,629	26,308
Sunrun, Inc.(a)(b)	55,240	510,970
Thermon Group Holdings, Inc.(a)	9,020	259,505
TPI Composites, Inc.(a)(b)	10,917	20,633
Vertiv Holdings Co., Class A	98,408	11,180,133
Vicor Corp.(a)	5,703	275,569
		139,727,194
Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)	8,152	17,934
Advanced Energy Industries, Inc.	9,872	1,141,499
Amphenol Corp., Class A	324,782	22,556,110
Arlo Technologies, Inc.(a)	22,322	249,783
Arrow Electronics, Inc.(a)	14,769	1,670,669
Avnet, Inc.	25,084	1,312,395
Badger Meter, Inc.	8,313	1,763,354
Bel Fuse, Inc., Class B, NVS	2,830	233,390
Belden, Inc.	11,527	1,298,056
Benchmark Electronics, Inc.	10,966	497,856
CDW Corp.	36,727	6,391,967
Climb Global Solutions, Inc.	801	101,527
Cognex Corp.	46,683	1,674,052
Coherent Corp.(a)	35,791	3,390,481
Corning, Inc.	211,864	10,067,777
Crane NXT Co.	13,001	756,918
CTS Corp.	8,525	449,523
Daktronics, Inc.(a)(b)	14,086	237,490
ePlus, Inc.(a)	7,812	577,151
Evolv Technologies Holdings, Inc., Class A(a)(b)	35,294	139,411
Fabrinet(a)	9,709	2,134,815
FARO Technologies, Inc.(a)(b)	4,341	110,088
Insight Enterprises, Inc.(a)(b)	7,571	1,151,549
IPG Photonics Corp.(a)	8,758	636,882
Itron, Inc.(a)	12,145	1,318,704
Jabil, Inc.	30,507	4,389,957
Keysight Technologies, Inc.(a)	47,867	7,688,876
Kimball Electronics, Inc.(a)	6,225	116,594
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	26,865	$ 535,419
Lightwave Logic, Inc.(a)(b)	32,596	68,452
Littelfuse, Inc.	6,480	1,527,012
Methode Electronics, Inc.	9,562	112,736
MicroVision, Inc.(a)(b)	42,972	56,293
Mirion Technologies, Inc., Class A(a)	57,960	1,011,402
Napco Security Technologies, Inc.	10,505	373,558
nLight, Inc.(a)	11,225	117,750
Novanta, Inc.(a)	10,101	1,543,130
OSI Systems, Inc.(a)(b)	4,696	786,251
Ouster, Inc., Class A(a)	14,822	181,125
PAR Technology Corp.(a)(b)	10,313	749,446
PC Connection, Inc.	3,071	212,728
Plexus Corp.(a)	7,676	1,201,141
Powerfleet, Inc. NJ(a)(b)	32,677	217,629
Rogers Corp.(a)	5,177	526,035
Sanmina Corp.(a)	14,423	1,091,388
ScanSource, Inc.(a)	6,999	332,103
SmartRent, Inc., Class A(a)	39,598	69,297
TD SYNNEX Corp.	20,711	2,428,986
Teledyne Technologies, Inc.(a)(b)	12,760	5,922,299
Trimble, Inc.(a)	66,563	4,703,342
TTM Technologies, Inc.(a)	24,828	614,493
Vishay Intertechnology, Inc.	33,309	564,255
Vishay Precision Group, Inc.(a)	3,364	78,953
Vontier Corp.	44,016	1,605,264
Zebra Technologies Corp., Class A(a)	13,923	5,377,341
		104,082,636
Energy Equipment & Services — 0.3%
Archrock, Inc.	43,451	1,081,495
Atlas Energy Solutions, Inc.	18,533	411,062
Baker Hughes Co., Class A	275,977	11,320,577
Borr Drilling Ltd.(b)	64,681	252,256
Bristow Group, Inc.(a)	6,370	218,491
Cactus, Inc., Class A	17,913	1,045,403
ChampionX Corp.	53,005	1,441,206
Core Laboratories, Inc.(b)	12,703	219,889
DMC Global, Inc.(a)	6,601	48,517
Expro Group Holdings NV(a)(b)	26,258	327,437
Halliburton Co.	242,334	6,589,061
Helix Energy Solutions Group, Inc.(a)	36,784	342,827
Helmerich & Payne, Inc.	27,834	891,245
Innovex International, Inc.(a)(b)	10,244	143,109
Kodiak Gas Services, Inc.	6,743	275,317
Liberty Energy, Inc., Class A	42,529	845,902
Nabors Industries Ltd.(a)	2,306	131,834
Noble Corp. PLC	38,314	1,203,060
NOV, Inc.	108,260	1,580,596
NPK International, Inc.(a)	27,090	207,780
Oceaneering International, Inc.(a)	25,498	664,988
Oil States International, Inc.(a)	23,787	120,362
Patterson-UTI Energy, Inc.	108,896	899,481
ProFrac Holding Corp., Class A(a)(b)	8,444	65,525
ProPetro Holding Corp.(a)	20,615	192,338
RPC, Inc.	21,414	127,199
Schlumberger NV	389,242	14,923,538
Seadrill Ltd.(a)	20,301	790,318
Select Water Solutions, Inc., Class A	23,260	307,962
Solaris Energy Infrastructure, Inc., Class A	6,797	195,618
TechnipFMC PLC	119,785	3,466,578
TETRA Technologies, Inc.(a)	43,735	156,571
Tidewater, Inc.(a)(b)	13,440	735,302

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Transocean Ltd.(a)(b)	198,944	$ 746,040
Valaris Ltd.(a)	16,162	715,007
Weatherford International PLC	19,996	1,432,314
		54,116,205
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	92,726	369,049
Atlanta Braves Holdings, Inc., Class A(a)(b)	3,219	131,335
Atlanta Braves Holdings, Inc., Class C, NVS(a)	13,848	529,824
Cinemark Holdings, Inc.(a)	30,121	933,149
Electronic Arts, Inc.	73,270	10,719,401
Eventbrite, Inc., Class A(a)(b)	19,211	64,549
IMAX Corp.(a)(b)	15,301	391,706
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,761	568,194
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	56,675	5,251,505
Liberty Media Corp. - Liberty Live, Class A(a)	5,171	344,182
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	12,657	861,435
Lions Gate Entertainment Corp., Class A(a)(b)	14,675	125,325
Lions Gate Entertainment Corp., Class B, NVS(a)	34,709	262,053
Live Nation Entertainment, Inc.(a)	43,227	5,597,896
Madison Square Garden Entertainment Corp.(a)	11,721	417,268
Madison Square Garden Sports Corp., Class A(a)(b)	5,438	1,227,248
Marcus Corp. (The)	7,490	161,035
Netflix, Inc.(a)	118,005	105,180,217
Playstudios, Inc., Class A(a)	28,453	52,923
Playtika Holding Corp.	26,235	182,071
ROBLOX Corp., Class A(a)	144,779	8,376,913
Roku, Inc., Class A(a)	34,354	2,553,876
Sphere Entertainment Co., Class A(a)(b)	7,096	286,111
Spotify Technology SA(a)(b)	40,524	18,129,627
Take-Two Interactive Software, Inc.(a)	47,600	8,762,208
TKO Group Holdings, Inc., Class A(a)	21,682	3,081,229
Vivid Seats, Inc., Class A(a)(b)	23,150	107,185
Walt Disney Co. (The)	500,812	55,765,416
Warner Bros Discovery, Inc., Class A(a)	667,213	7,052,441
		237,485,371
Financial Services — 4.2%
Acacia Research Corp.(a)(b)	31,813	138,068
Affirm Holdings, Inc., Class A(a)	71,444	4,350,940
Alerus Financial Corp.	5,746	110,553
Apollo Global Management, Inc.	143,803	23,750,503
AvidXchange Holdings, Inc.(a)	51,573	533,265
Banco Latinoamericano de Comercio Exterior SA, Class E	11,226	399,309
Berkshire Hathaway, Inc., Class B(a)	504,820	228,824,810
Block, Inc., Class A(a)	154,192	13,104,778
Burford Capital Ltd.(b)	54,650	696,788
Cannae Holdings, Inc.	17,255	342,684
Cantaloupe, Inc.(a)	25,314	240,736
Cass Information Systems, Inc.	3,511	143,635
Compass Diversified Holdings	20,850	481,218
Corpay, Inc.(a)	18,848	6,378,540
Enact Holdings, Inc.	8,729	282,645
Equitable Holdings, Inc.	88,229	4,161,762
Essent Group Ltd.	30,101	1,638,698
Euronet Worldwide, Inc.(a)	12,765	1,312,753
EVERTEC, Inc.	19,700	680,241
Federal Agricultural Mortgage Corp., Class C, NVS	2,602	512,464
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	150,561	$ 12,160,812
Fiserv, Inc.(a)	156,172	32,080,852
Flywire Corp.(a)	31,264	644,664
Global Payments, Inc.	69,970	7,840,838
HA Sustainable Infrastructure Capital, Inc.	32,557	873,504
I3 Verticals, Inc., Class A(a)	6,322	145,659
International Money Express, Inc.(a)	9,852	205,217
Jack Henry & Associates, Inc.	20,525	3,598,032
Jackson Financial, Inc., Class A	18,898	1,645,638
Marqeta, Inc., Class A(a)	145,392	551,036
Mastercard, Inc., Class A	224,897	118,424,013
Merchants Bancorp	5,359	195,443
MGIC Investment Corp.	71,003	1,683,481
Mr. Cooper Group, Inc.(a)	17,350	1,665,773
NCR Atleos Corp.(a)	22,074	748,750
NewtekOne, Inc.	6,830	87,219
NMI Holdings, Inc., Class A(a)	22,799	838,091
Onity Group, Inc.(a)	3,566	109,512
Pagseguro Digital Ltd., Class A(a)	54,158	339,029
Payoneer Global, Inc.(a)	73,498	737,920
PayPal Holdings, Inc.(a)	276,509	23,600,043
Paysafe Ltd.(a)	8,004	136,868
Paysign, Inc.(a)	31,272	94,441
PennyMac Financial Services, Inc., Class A	6,947	709,567
Radian Group, Inc.	40,642	1,289,164
Remitly Global, Inc.(a)	38,806	875,851
Repay Holdings Corp., Class A(a)(b)	21,485	163,931
Rocket Cos., Inc., Class A(a)(b)	41,346	465,556
Sezzle, Inc.(a)(b)	612	156,550
Shift4 Payments, Inc., Class A(a)(b)	17,415	1,807,329
StoneCo Ltd., Class A(a)	78,626	626,649
TFS Financial Corp.	15,650	196,564
Toast, Inc., Class A(a)(b)	126,208	4,600,282
UWM Holdings Corp., Class A	34,103	200,185
Velocity Financial, Inc.(a)	8,042	157,302
Visa, Inc., Class A	434,532	137,329,493
Voya Financial, Inc.	29,021	1,997,515
Walker & Dunlop, Inc.	9,730	945,853
Waterstone Financial, Inc.	8,513	114,415
Western Union Co. (The)	72,596	769,518
WEX, Inc.(a)	11,259	1,973,928
		650,870,877
Food Products — 0.7%
Archer-Daniels-Midland Co.	131,647	6,650,806
B&G Foods, Inc.	17,410	119,955
Beyond Meat, Inc.(a)(b)	15,534	58,408
BRC, Inc., Class A(a)(b)	14,549	46,120
Bunge Global SA	39,620	3,080,851
Calavo Growers, Inc.	4,269	108,860
Cal-Maine Foods, Inc.	12,026	1,237,716
Conagra Brands, Inc.	130,025	3,608,194
Darling Ingredients, Inc.(a)	43,654	1,470,703
Dole PLC	19,366	262,216
Flowers Foods, Inc.	50,862	1,050,809
Fresh Del Monte Produce, Inc.	9,220	306,196
Freshpet, Inc.(a)	12,506	1,852,264
General Mills, Inc.	154,161	9,830,847
Hain Celestial Group, Inc. (The)(a)	24,114	148,301
Hershey Co. (The)	39,792	6,738,775
Hormel Foods Corp.	80,557	2,527,073
Ingredion, Inc.	18,438	2,536,331
J & J Snack Foods Corp.	4,248	658,992

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
J M Smucker Co. (The)	28,143	$ 3,099,107
John B Sanfilippo & Son, Inc.	2,026	176,485
Kellanova	71,489	5,788,464
Kraft Heinz Co. (The)	244,327	7,503,282
Lamb Weston Holdings, Inc.	39,916	2,667,586
Lancaster Colony Corp.	5,215	902,925
Limoneira Co.	7,641	186,899
McCormick & Co., Inc., NVS	69,866	5,326,584
Mission Produce, Inc.(a)(b)	10,742	154,363
Mondelez International, Inc., Class A	368,100	21,986,613
Pilgrim’s Pride Corp.(a)	10,722	486,672
Post Holdings, Inc.(a)	13,762	1,575,199
Seaboard Corp.	75	182,224
Seneca Foods Corp., Class A(a)	2,154	170,726
Simply Good Foods Co. (The)(a)	23,501	916,069
SunOpta, Inc.(a)	28,824	221,945
The Campbell’s Co.	52,253	2,188,356
TreeHouse Foods, Inc.(a)(b)	13,668	480,157
Tyson Foods, Inc., Class A	77,390	4,445,282
Utz Brands, Inc., Class A(b)	16,055	251,421
Vital Farms, Inc.(a)	8,986	338,682
Westrock Coffee Co.(a)(b)	10,354	66,473
WK Kellogg Co.	17,872	321,517
		101,730,448
Gas Utilities — 0.1%
Atmos Energy Corp.	42,675	5,943,347
Brookfield Infrastructure Corp., Class A	32,547	1,302,206
Chesapeake Utilities Corp.	6,018	730,284
MDU Resources Group, Inc.	53,662	966,989
National Fuel Gas Co.	25,255	1,532,473
New Jersey Resources Corp.	27,161	1,267,061
Northwest Natural Holding Co.	8,948	353,983
ONE Gas, Inc.	14,867	1,029,540
Southwest Gas Holdings, Inc.	17,665	1,249,092
Spire, Inc.	16,148	1,095,319
UGI Corp.	58,022	1,637,961
		17,108,255
Ground Transportation — 0.9%
ArcBest Corp.	6,356	593,142
Avis Budget Group, Inc.(a)	5,577	449,562
Covenant Logistics Group, Inc., Class A	3,837	209,155
CSX Corp.	531,472	17,150,601
FTAI Infrastructure, Inc.	33,485	243,101
Heartland Express, Inc.	12,247	137,411
Hertz Global Holdings, Inc.(a)(b)	36,681	134,253
JB Hunt Transport Services, Inc.	22,622	3,860,671
Knight-Swift Transportation Holdings, Inc.	43,277	2,295,412
Landstar System, Inc.	9,492	1,631,295
Lyft, Inc., Class A(a)	95,814	1,236,001
Marten Transport Ltd.	14,532	226,845
Norfolk Southern Corp.	62,128	14,581,442
Old Dominion Freight Line, Inc.	53,323	9,406,177
RXO, Inc.(a)(b)	43,630	1,040,139
Ryder System, Inc.	12,318	1,932,202
Saia, Inc.(a)	7,301	3,327,285
Schneider National, Inc., Class B	15,226	445,817
Uber Technologies, Inc.(a)	560,548	33,812,255
U-Haul Holding Co.(a)	2,392	165,263
U-Haul Holding Co., NVS	27,502	1,761,503
Union Pacific Corp.	168,351	38,390,762
Universal Logistics Holdings, Inc.	3,626	166,578
Security	Shares	Value
Ground Transportation (continued)
Werner Enterprises, Inc.	16,846	$ 605,108
XPO, Inc.(a)	31,074	4,075,355
		137,877,335
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	477,438	54,003,012
Accuray, Inc.(a)(b)	30,323	60,040
Align Technology, Inc.(a)	20,598	4,294,889
Alphatec Holdings, Inc.(a)(b)	21,946	201,464
AngioDynamics, Inc.(a)	10,512	96,290
Artivion, Inc.(a)	10,870	310,773
AtriCure, Inc.(a)	12,390	378,638
Avanos Medical, Inc.(a)	12,414	197,631
Axogen, Inc.(a)	11,284	185,960
Baxter International, Inc.	140,133	4,086,278
Becton Dickinson & Co.	79,907	18,128,501
Bioventus, Inc., Class A(a)	15,062	158,151
Boston Scientific Corp.(a)	405,354	36,206,219
Cerus Corp.(a)(b)	39,958	61,535
CONMED Corp.	8,076	552,721
Cooper Cos., Inc. (The)(a)	53,579	4,925,518
CVRx, Inc.(a)	5,305	67,214
DENTSPLY SIRONA, Inc.	54,272	1,030,083
Dexcom, Inc.(a)	107,558	8,364,786
Edwards Lifesciences Corp.(a)	164,347	12,166,608
Embecta Corp.	16,577	342,315
Enovis Corp.(a)	14,385	631,214
Envista Holdings Corp.(a)	44,409	856,650
GE HealthCare Technologies, Inc.	125,242	9,791,420
Glaukos Corp.(a)	13,664	2,048,780
Globus Medical, Inc., Class A(a)	30,771	2,545,069
Haemonetics Corp.(a)(b)	14,096	1,100,616
Hologic, Inc.(a)	62,036	4,472,175
ICU Medical, Inc.(a)(b)	6,152	954,606
IDEXX Laboratories, Inc.(a)	22,747	9,404,520
Inari Medical, Inc.(a)	15,236	777,798
Inmode Ltd.(a)(b)	20,942	349,731
Inogen, Inc.(a)	4,805	44,062
Inspire Medical Systems, Inc.(a)(b)	7,921	1,468,395
Insulet Corp.(a)	19,528	5,098,175
Integer Holdings Corp.(a)(b)	9,364	1,240,917
Integra LifeSciences Holdings Corp.(a)	19,863	450,493
Intuitive Surgical, Inc.(a)	97,452	50,866,046
iRadimed Corp.	2,835	155,925
iRhythm Technologies, Inc.(a)	8,206	739,935
Lantheus Holdings, Inc.(a)	19,391	1,734,719
LeMaitre Vascular, Inc.	4,900	451,486
LivaNova PLC(a)	14,195	657,371
Masimo Corp.(a)(b)	11,850	1,958,805
Medtronic PLC	354,547	28,321,214
Merit Medical Systems, Inc.(a)	15,986	1,546,166
Neogen Corp.(a)(b)	58,798	713,808
Nevro Corp.(a)	9,356	34,804
Novocure Ltd.(a)(b)	27,696	825,341
Omnicell, Inc.(a)	11,926	530,946
OraSure Technologies, Inc.(a)	21,279	76,817
Orthofix Medical, Inc.(a)	9,352	163,286
OrthoPediatrics Corp.(a)	2,941	68,172
Paragon 28, Inc.(a)(b)	15,174	156,747
Penumbra, Inc.(a)	9,942	2,361,026
PROCEPT BioRobotics Corp.(a)(b)	11,376	915,996
Pulmonx Corp.(a)	8,267	56,133
Pulse Biosciences, Inc.(a)(b)	9,583	166,840

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp.(a)	17,117	$ 762,562
ResMed, Inc.	39,726	9,084,939
RxSight, Inc.(a)	8,399	288,758
SI-BONE, Inc.(a)	14,209	199,210
Solventum Corp.(a)(b)	37,839	2,499,644
STAAR Surgical Co.(a)	13,016	316,159
STERIS PLC	27,685	5,690,929
Stryker Corp.	99,942	35,984,117
Surmodics, Inc.(a)	3,951	156,460
Tactile Systems Technology, Inc.(a)	7,448	127,584
Tandem Diabetes Care, Inc.(a)(b)	16,859	607,261
Teleflex, Inc.	13,183	2,346,310
TransMedics Group, Inc.(a)(b)	9,023	562,584
Treace Medical Concepts, Inc.(a)	11,050	82,212
UFP Technologies, Inc.(a)	2,033	497,089
Utah Medical Products, Inc.	1,173	72,104
Varex Imaging Corp.(a)(b)	10,106	147,447
Zimmer Biomet Holdings, Inc.	54,606	5,768,032
Zimvie, Inc.(a)	9,276	129,400
Zynex, Inc.(a)(b)	7,570	60,636
		344,938,267
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	25,303	1,003,264
Accolade, Inc.(a)	15,356	52,518
AdaptHealth Corp.(a)(b)	20,729	197,340
Addus HomeCare Corp.(a)	4,562	571,847
agilon health, Inc.(a)(b)	77,980	148,162
Alignment Healthcare, Inc.(a)	21,350	240,187
Amedisys, Inc.(a)	9,039	820,651
AMN Healthcare Services, Inc.(a)	9,886	236,473
Astrana Health, Inc.(a)(b)	12,766	402,512
BrightSpring Health Services, Inc.(a)(b)	15,768	268,529
Brookdale Senior Living, Inc.(a)	50,905	256,052
Cardinal Health, Inc.	66,677	7,885,889
Castle Biosciences, Inc.(a)	5,532	147,428
Cencora, Inc.	45,708	10,269,673
Centene Corp.(a)	139,132	8,428,617
Chemed Corp.	4,040	2,140,392
Cigna Group (The)	75,380	20,815,433
Community Health Systems, Inc.(a)	42,222	126,244
Concentra Group Holdings Parent, Inc.	28,324	560,249
CorVel Corp.(a)(b)	7,857	874,170
Cross Country Healthcare, Inc.(a)	12,349	224,258
CVS Health Corp.	346,867	15,570,860
DaVita, Inc.(a)(b)	13,860	2,072,763
DocGo, Inc.(a)(b)	25,313	107,327
Elevance Health, Inc.	63,938	23,586,728
Encompass Health Corp.	28,009	2,586,631
Enhabit, Inc.(a)	14,813	115,690
Ensign Group, Inc. (The)	15,367	2,041,660
Fulgent Genetics, Inc.(a)	5,411	99,941
GeneDx Holdings Corp., Class A(a)	4,492	345,255
Guardant Health, Inc.(a)	29,996	916,378
HCA Healthcare, Inc.	51,047	15,321,757
HealthEquity, Inc.(a)(b)	23,667	2,270,849
Henry Schein, Inc.(a)	36,567	2,530,436
Hims & Hers Health, Inc., Class A(a)(b)	51,760	1,251,557
Humana, Inc.	33,136	8,406,935
Labcorp Holdings, Inc.	23,383	5,362,190
LifeStance Health Group, Inc.(a)	46,276	341,054
McKesson Corp.	35,815	20,411,327
ModivCare, Inc.(a)	3,173	37,568
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	16,010	$ 4,659,710
Nano-X Imaging Ltd.(a)(b)	14,970	107,784
National HealthCare Corp.	3,611	388,399
National Research Corp., Class A	3,871	68,284
NeoGenomics, Inc.(a)	35,394	583,293
OPKO Health, Inc.(a)(b)	103,672	152,398
Option Care Health, Inc.(a)	45,459	1,054,649
Owens & Minor, Inc.(a)	20,058	262,158
PACS Group, Inc.(a)	10,804	141,640
Patterson Cos., Inc.	22,207	685,308
Pediatrix Medical Group, Inc.(a)	21,304	279,508
Pennant Group, Inc. (The)(a)	8,835	234,304
Performant Healthcare, Inc.(a)	41,299	124,723
Premier, Inc., Class A	26,328	558,154
Privia Health Group, Inc.(a)(b)	30,026	587,008
Progyny, Inc.(a)(b)	21,650	373,462
Quest Diagnostics, Inc.	30,262	4,565,325
RadNet, Inc.(a)	17,920	1,251,533
Select Medical Holdings Corp.	27,206	512,833
Surgery Partners, Inc.(a)(b)	20,481	433,583
Talkspace, Inc.(a)	54,602	168,720
Tenet Healthcare Corp.(a)	26,249	3,313,411
U.S. Physical Therapy, Inc.	3,638	322,727
UnitedHealth Group, Inc.	253,636	128,304,307
Universal Health Services, Inc., Class B	15,722	2,820,841
Viemed Healthcare, Inc.(a)	12,005	96,280
		311,097,136
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	48,269	4,708,641
American Healthcare REIT, Inc.	41,591	1,182,016
CareTrust REIT, Inc.	50,794	1,373,978
Community Healthcare Trust, Inc.	5,936	114,031
Diversified Healthcare Trust	84,883	195,231
Global Medical REIT, Inc.	11,989	92,555
Healthcare Realty Trust, Inc.	102,276	1,733,578
Healthpeak Properties, Inc.	193,727	3,926,846
LTC Properties, Inc.	10,161	351,063
Medical Properties Trust, Inc.(b)	162,213	640,741
National Health Investors, Inc.	11,723	812,404
Omega Healthcare Investors, Inc.	74,336	2,813,618
Sabra Health Care REIT, Inc.	64,975	1,125,367
Universal Health Realty Income Trust	3,349	124,616
Ventas, Inc.	115,375	6,794,434
Welltower, Inc.	169,941	21,417,664
		47,406,783
Health Care Technology — 0.1%
Certara, Inc.(a)	29,379	312,886
Definitive Healthcare Corp., Class A(a)	10,720	44,059
Doximity, Inc., Class A(a)	34,075	1,819,264
Evolent Health, Inc., Class A(a)	29,803	335,284
Health Catalyst, Inc.(a)	12,430	87,880
HealthStream, Inc.(b)	7,107	226,003
OptimizeRx Corp.(a)(b)	5,382	26,157
Phreesia, Inc.(a)(b)	13,156	331,005
Schrodinger, Inc.(a)(b)	16,115	310,858
Simulations Plus, Inc.	4,296	119,815
Teladoc Health, Inc.(a)(b)	45,810	416,413
Veeva Systems, Inc., Class A(a)	40,870	8,592,918
Waystar Holding Corp.(a)	11,832	434,234
		13,056,776

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	65,615	$ 1,007,190
Braemar Hotels & Resorts, Inc.	23,387	70,161
Chatham Lodging Trust	13,256	118,641
DiamondRock Hospitality Co.	58,426	527,587
Host Hotels & Resorts, Inc.	192,616	3,374,632
Park Hotels & Resorts, Inc.	61,120	859,959
Pebblebrook Hotel Trust	35,046	474,873
RLJ Lodging Trust	48,159	491,703
Ryman Hospitality Properties, Inc.	15,931	1,662,241
Service Properties Trust	44,564	113,193
Summit Hotel Properties, Inc.	29,802	204,144
Sunstone Hotel Investors, Inc.	55,905	661,915
Xenia Hotels & Resorts, Inc.	31,828	472,964
		10,039,203
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc., Class A(a)	13,377	142,866
Airbnb, Inc., Class A(a)(b)	120,173	15,791,934
Aramark	71,855	2,680,910
Bally’s Corp.(a)(b)	8,355	149,471
BJ’s Restaurants, Inc.(a)	6,203	217,942
Bloomin’ Brands, Inc.	23,802	290,623
Booking Holdings, Inc.	9,131	45,366,643
Boyd Gaming Corp.	17,474	1,267,564
Brinker International, Inc.(a)	12,390	1,639,073
Caesars Entertainment, Inc.(a)(b)	59,110	1,975,456
Carnival Corp.(a)	282,885	7,049,494
Cava Group, Inc.(a)	20,734	2,338,795
Cheesecake Factory, Inc. (The)	11,971	567,904
Chipotle Mexican Grill, Inc.(a)	375,602	22,648,801
Choice Hotels International, Inc.(b)	7,749	1,100,203
Churchill Downs, Inc.	19,843	2,649,834
Cracker Barrel Old Country Store, Inc.	5,954	314,729
Darden Restaurants, Inc.	32,943	6,150,129
Dave & Buster’s Entertainment, Inc.(a)(b)	9,780	285,478
Denny’s Corp.(a)	18,032	109,094
Despegar.com Corp.(a)	16,773	322,880
Dine Brands Global, Inc.	4,684	140,988
Domino’s Pizza, Inc.	9,680	4,063,277
DoorDash, Inc., Class A(a)	97,455	16,348,076
DraftKings, Inc., Class A(a)	122,367	4,552,052
Dutch Bros, Inc., Class A(a)	30,154	1,579,467
El Pollo Loco Holdings, Inc.(a)	11,721	135,260
Empire Resorts, Inc. Escrow(a)(d)	881	—
Everi Holdings, Inc.(a)	24,828	335,426
Expedia Group, Inc.(a)	34,755	6,475,899
First Watch Restaurant Group, Inc.(a)	6,565	122,175
Global Business Travel Group I, Class A(a)	34,237	317,719
Golden Entertainment, Inc.	5,387	170,229
Hilton Grand Vacations, Inc.(a)	20,938	815,535
Hilton Worldwide Holdings, Inc.	66,038	16,321,952
Hyatt Hotels Corp., Class A	12,031	1,888,626
Inspired Entertainment, Inc.(a)	6,804	61,576
International Game Technology PLC	29,651	523,637
Jack in the Box, Inc.	5,597	233,059
Krispy Kreme, Inc.	22,962	228,013
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,568	142,030
Las Vegas Sands Corp.	97,370	5,000,923
Life Time Group Holdings, Inc.(a)	17,042	376,969
Light & Wonder, Inc., Class A(a)	24,322	2,100,934
Lindblad Expeditions Holdings, Inc.(a)	12,858	152,496
Marriott International, Inc., Class A	63,346	17,669,733
Marriott Vacations Worldwide Corp.	10,054	902,849
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	198,718	$ 57,606,361
MGM Resorts International(a)(b)	62,900	2,179,485
Monarch Casino & Resort, Inc.	3,745	295,481
Norwegian Cruise Line Holdings Ltd.(a)	118,727	3,054,846
Papa John’s International, Inc.	8,999	369,589
Penn Entertainment, Inc.(a)(b)	44,528	882,545
Planet Fitness, Inc., Class A(a)	23,232	2,296,948
PlayAGS, Inc.(a)	16,443	189,588
Portillo’s, Inc., Class A(a)(b)	10,808	101,595
Potbelly Corp.(a)	10,454	98,477
RCI Hospitality Holdings, Inc.(b)	3,021	173,617
Red Rock Resorts, Inc., Class A	13,236	612,033
Royal Caribbean Cruises Ltd.	65,009	14,996,926
Rush Street Interactive, Inc., Class A(a)	23,705	325,233
Sabre Corp.(a)	88,094	321,543
Shake Shack, Inc., Class A(a)	9,733	1,263,343
Six Flags Entertainment Corp.	25,418	1,224,894
Starbucks Corp.	311,497	28,424,101
Super Group SGHC Ltd.	36,893	229,843
Sweetgreen, Inc., Class A(a)	25,823	827,885
Target Hospitality Corp.(a)	9,895	95,635
Texas Roadhouse, Inc.	18,758	3,384,506
Travel + Leisure Co.	19,487	983,119
United Parks & Resorts, Inc.(a)(b)	10,377	583,084
Vail Resorts, Inc.	10,443	1,957,540
Wendy’s Co. (The)	49,369	804,715
Wingstop, Inc.	8,033	2,282,979
Wyndham Hotels & Resorts, Inc.	20,546	2,070,831
Wynn Resorts Ltd.	28,839	2,484,768
Xponential Fitness, Inc., Class A(a)(b)	4,984	67,035
Yum! Brands, Inc.	77,541	10,402,901
		334,310,169
Household Durables — 0.5%
Beazer Homes U.S.A., Inc.(a)	10,128	278,115
Cavco Industries, Inc.(a)	2,460	1,097,726
Century Communities, Inc.	7,377	541,177
Champion Homes, Inc.(a)	15,540	1,369,074
Cricut, Inc., Class A	12,944	73,781
DR Horton, Inc.	81,518	11,397,847
Dream Finders Homes, Inc., Class A(a)(b)	8,077	187,952
Ethan Allen Interiors, Inc.	6,214	174,676
Garmin Ltd.	42,630	8,792,864
GoPro, Inc., Class A(a)	32,628	35,564
Green Brick Partners, Inc.(a)	8,511	480,786
Helen of Troy Ltd.(a)	6,583	393,861
Hooker Furnishings Corp.	5,408	75,766
Hovnanian Enterprises, Inc., Class A(a)	1,584	211,971
Installed Building Products, Inc.	6,205	1,087,426
iRobot Corp.(a)	7,480	57,970
KB Home	18,674	1,227,255
Landsea Homes Corp.(a)(b)	10,035	85,197
La-Z-Boy, Inc.	13,146	572,771
Leggett & Platt, Inc.	37,358	358,637
Lennar Corp., Class A	65,713	8,961,282
Lennar Corp., Class B(b)	3,091	408,476
LGI Homes, Inc.(a)	6,140	548,916
Lovesac Co. (The)(a)(b)	3,942	93,268
M/I Homes, Inc.(a)	7,503	997,524
Meritage Homes Corp.	10,088	1,551,736
Mohawk Industries, Inc.(a)	14,265	1,699,389
Newell Brands, Inc.	118,642	1,181,674
NVR, Inc.(a)	796	6,510,404

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	56,970	$ 6,204,033
SharkNinja, Inc.(a)	18,184	1,770,394
Sonos, Inc.(a)	33,204	499,388
Taylor Morrison Home Corp., Class A(a)	27,656	1,692,824
Tempur Sealy International, Inc.	45,280	2,566,923
Toll Brothers, Inc.	28,108	3,540,203
TopBuild Corp.(a)	8,300	2,584,122
Tri Pointe Homes, Inc.(a)	26,521	961,651
Whirlpool Corp.	14,698	1,682,627
Worthington Enterprises, Inc.	8,037	322,364
		72,277,614
Household Products — 1.0%
Central Garden & Pet Co.(a)(b)	2,667	103,480
Central Garden & Pet Co., Class A, NVS(a)	15,588	515,183
Church & Dwight Co., Inc.	67,643	7,082,898
Clorox Co. (The)	33,977	5,518,204
Colgate-Palmolive Co.	223,460	20,314,749
Energizer Holdings, Inc.	19,865	693,090
Kimberly-Clark Corp.	92,416	12,110,193
Oil-Dri Corp. of America	2,000	175,280
Procter & Gamble Co. (The)	650,767	109,101,087
Reynolds Consumer Products, Inc.	14,741	397,860
Spectrum Brands Holdings, Inc.	8,341	704,731
WD-40 Co.	3,691	895,732
		157,612,487
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	194,902	2,508,389
Altus Power, Inc., Class A(a)	14,419	58,685
Brookfield Renewable Corp.(b)	35,532	982,815
Clearway Energy, Inc., Class A	8,549	209,023
Clearway Energy, Inc., Class C	23,591	613,366
Montauk Renewables, Inc.(a)(b)	19,466	77,475
Ormat Technologies, Inc.	14,259	965,619
Sunnova Energy International, Inc.(a)(b)	28,259	96,928
Vistra Corp.	94,696	13,055,738
		18,568,038
Industrial Conglomerates — 0.4%
3M Co.	149,959	19,358,207
Brookfield Business Corp., Class A	5,603	135,929
Honeywell International, Inc.	179,903	40,638,289
		60,132,425
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	78,300	1,675,620
EastGroup Properties, Inc.	13,434	2,156,022
First Industrial Realty Trust, Inc.	35,438	1,776,507
Industrial Logistics Properties Trust	29,555	107,876
Innovative Industrial Properties, Inc.	8,022	534,586
Lineage, Inc.	17,003	995,866
LXP Industrial Trust	76,653	622,422
Plymouth Industrial REIT, Inc.	12,134	215,985
Prologis, Inc.	254,074	26,855,622
Rexford Industrial Realty, Inc.	58,736	2,270,734
STAG Industrial, Inc.	51,417	1,738,923
Terreno Realty Corp.	26,059	1,541,129
		40,491,292
Insurance — 2.2%
Aflac, Inc.	154,061	15,936,070
Allstate Corp. (The)	71,940	13,869,313
Ambac Financial Group, Inc.(a)	13,390	169,383
American Coastal Insurance Corp.(a)	12,226	164,562
Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	20,020	$ 2,741,339
American International Group, Inc.	179,368	13,057,990
AMERISAFE, Inc.	5,036	259,555
Aon PLC, Class A	53,983	19,388,534
Arch Capital Group Ltd.	99,365	9,176,358
Arthur J. Gallagher & Co.	67,761	19,233,960
Assurant, Inc.	14,179	3,023,246
Assured Guaranty Ltd.	15,087	1,357,981
Axis Capital Holdings Ltd.	21,787	1,930,764
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	16,765	649,811
Bowhead Specialty Holdings, Inc.(a)	4,547	161,509
Brighthouse Financial, Inc.(a)	17,918	860,781
Brown & Brown, Inc.	65,678	6,700,470
Chubb Ltd.	111,775	30,883,432
Cincinnati Financial Corp.	42,056	6,043,447
CNA Financial Corp.	8,289	400,939
CNO Financial Group, Inc.	28,239	1,050,773
Donegal Group, Inc., Class A	7,186	111,167
Employers Holdings, Inc.	6,711	343,805
Enstar Group Ltd.(a)	3,226	1,038,933
Everest Group Ltd.	11,959	4,334,659
F&G Annuities & Life, Inc.	4,833	200,279
Fidelis Insurance Holdings Ltd.	16,594	300,849
Fidelity National Financial, Inc., Class A	69,686	3,912,172
First American Financial Corp.	28,339	1,769,487
Genworth Financial, Inc., Class A(a)	118,020	824,960
Globe Life, Inc.	24,413	2,722,538
Goosehead Insurance, Inc., Class A(a)	6,522	699,289
Greenlight Capital Re Ltd., Class A(a)	11,273	157,822
Hamilton Insurance Group Ltd., Class B(a)	10,853	206,533
Hanover Insurance Group, Inc. (The)	9,688	1,498,346
Hartford Financial Services Group, Inc. (The)	80,144	8,767,754
HCI Group, Inc.	2,453	285,848
Heritage Insurance Holdings, Inc.(a)	9,212	111,465
Hippo Holdings, Inc.(a)(b)	6,591	176,441
Horace Mann Educators Corp.	10,907	427,882
Investors Title Co.	662	156,735
James River Group Holdings Ltd.	8,418	40,996
Kemper Corp.	16,849	1,119,448
Kinsale Capital Group, Inc.(b)	5,945	2,765,198
Lemonade, Inc.(a)(b)	14,434	529,439
Lincoln National Corp.	45,044	1,428,345
Loews Corp.	48,792	4,132,194
Markel Group, Inc.(a)	3,508	6,055,615
Marsh & McLennan Cos., Inc.	136,241	28,938,951
MBIA, Inc.	15,468	99,923
Mercury General Corp.	7,245	481,648
MetLife, Inc.	161,925	13,258,419
Old Republic International Corp.	68,598	2,482,562
Oscar Health, Inc., Class A(a)(b)	54,222	728,744
Palomar Holdings, Inc.(a)	7,466	788,335
Primerica, Inc.	9,658	2,621,374
Principal Financial Group, Inc.	63,053	4,880,933
ProAssurance Corp.(a)	12,959	206,178
Progressive Corp. (The)	160,812	38,532,163
Prudential Financial, Inc.	98,815	11,712,542
Reinsurance Group of America, Inc.	18,089	3,864,353
RenaissanceRe Holdings Ltd.(b)	14,067	3,500,010
RLI Corp.	11,868	1,956,202
Root, Inc., Class A(a)	3,078	223,432
Ryan Specialty Holdings, Inc., Class A	27,564	1,768,506
Safety Insurance Group, Inc.	3,877	319,465

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	17,186	$ 1,607,235
Selectquote, Inc.(a)	45,986	171,068
SiriusPoint Ltd.(a)	24,650	404,013
Skyward Specialty Insurance Group, Inc.(a)	8,761	442,781
Stewart Information Services Corp.	6,984	471,350
Tiptree, Inc.	6,999	145,999
Travelers Cos., Inc. (The)	62,885	15,148,368
Trupanion, Inc.(a)(b)	9,918	478,048
United Fire Group, Inc.	6,170	175,536
Universal Insurance Holdings, Inc.	9,479	199,628
Unum Group	44,094	3,220,185
W R Berkley Corp.	80,662	4,720,340
White Mountains Insurance Group Ltd.(b)	676	1,314,861
Willis Towers Watson PLC	27,762	8,696,169
		344,737,737
Interactive Media & Services — 5.9%
Alphabet, Inc., Class A	1,621,133	306,880,477
Alphabet, Inc., Class C, NVS	1,338,363	254,877,850
Bumble, Inc., Class A(a)(b)	23,916	194,676
Cargurus, Inc., Class A(a)	26,502	968,383
Cars.com, Inc.(a)	19,324	334,885
EverQuote, Inc., Class A(a)	8,003	159,980
fuboTV, Inc.(a)(b)	91,102	114,788
Getty Images Holdings, Inc.(a)(b)	39,760	85,882
Grindr, Inc.(a)(b)	6,695	119,439
IAC, Inc.(a)	20,984	905,250
Match Group, Inc.(a)	70,953	2,320,873
MediaAlpha, Inc., Class A(a)	7,766	87,678
Meta Platforms, Inc., Class A	604,307	353,827,792
Nextdoor Holdings, Inc., Class A(a)	40,309	95,532
Outbrain, Inc.(a)	3,959	28,426
Pinterest, Inc., Class A(a)	165,994	4,813,826
QuinStreet, Inc.(a)	12,762	294,419
Shutterstock, Inc.	6,218	188,716
TripAdvisor, Inc.(a)	28,446	420,147
TrueCar, Inc.(a)	37,266	139,002
Trump Media & Technology Group Corp., Class A(a)(b)	20,532	700,141
Vimeo, Inc.(a)	39,981	255,878
Yelp, Inc.(a)	19,324	747,839
Ziff Davis, Inc.(a)	13,435	730,058
ZipRecruiter, Inc., Class A(a)	22,103	160,026
ZoomInfo Technologies, Inc., Class A(a)(b)	85,126	894,674
		930,346,637
IT Services — 1.3%
Accenture PLC, Class A	173,139	60,908,569
Akamai Technologies, Inc.(a)(b)	40,844	3,906,729
Amdocs Ltd.	31,595	2,689,998
Applied Digital Corp.(a)(b)	43,013	328,619
ASGN, Inc.(a)(b)	12,349	1,029,166
BigCommerce Holdings, Inc., Series 1(a)	20,485	125,368
Cloudflare, Inc., Class A(a)	83,164	8,955,100
Cognizant Technology Solutions Corp., Class A	136,501	10,496,927
Couchbase, Inc.(a)(b)	9,685	150,989
DigitalOcean Holdings, Inc.(a)	18,164	618,847
DXC Technology Co.(a)	49,368	986,373
EPAM Systems, Inc.(a)	15,381	3,596,385
Fastly, Inc., Class A(a)	33,921	320,214
Gartner, Inc.(a)(b)	20,874	10,112,827
Globant SA(a)(b)	11,207	2,403,005
GoDaddy, Inc., Class A(a)	38,912	7,680,061
Grid Dynamics Holdings, Inc., Class A(a)	11,666	259,452
Security	Shares	Value
IT Services (continued)
Hackett Group, Inc. (The)	8,131	$ 249,784
International Business Machines Corp.	253,004	55,617,869
Kyndryl Holdings, Inc.(a)	60,750	2,101,950
MongoDB, Inc., Class A(a)	19,489	4,537,234
Okta, Inc., Class A(a)	44,847	3,533,944
Snowflake, Inc., Class A(a)	86,711	13,389,046
Tucows, Inc., Class A(a)(b)	2,811	48,181
Twilio, Inc., Class A(a)	42,165	4,557,193
Unisys Corp.(a)	18,600	117,738
VeriSign, Inc.(a)	23,024	4,765,047
		203,486,615
Leisure Products — 0.1%
Acushnet Holdings Corp.	7,336	521,443
AMMO, Inc.(a)(b)	37,772	41,549
Brunswick Corp.	19,446	1,257,767
Funko, Inc., Class A(a)	7,320	98,015
Hasbro, Inc.	38,223	2,137,048
JAKKS Pacific, Inc.(a)	3,569	100,467
Johnson Outdoors, Inc., Class A	1,542	50,886
Malibu Boats, Inc., Class A(a)(b)	5,258	197,648
MasterCraft Boat Holdings, Inc.(a)	5,394	102,864
Mattel, Inc.(a)	91,157	1,616,214
Peloton Interactive, Inc., Class A(a)(b)	102,271	889,758
Polaris, Inc.	15,008	864,761
Revelyst, Inc.(a)	16,289	313,237
Smith & Wesson Brands, Inc.	15,470	156,324
Sturm Ruger & Co., Inc.	4,269	150,994
Topgolf Callaway Brands Corp.(a)	39,217	308,246
YETI Holdings, Inc.(a)(b)	23,311	897,707
		9,704,928
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A(a)	31,064	446,079
Adaptive Biotechnologies Corp.(a)	30,288	181,577
Agilent Technologies, Inc.	79,171	10,635,832
Avantor, Inc.(a)	184,165	3,880,357
Azenta, Inc.(a)(b)	14,854	742,700
BioLife Solutions, Inc.(a)(b)	9,801	254,434
Bio-Rad Laboratories, Inc., Class A(a)	5,310	1,744,388
Bio-Techne Corp.	43,132	3,106,798
Bruker Corp.	30,130	1,766,221
Charles River Laboratories International, Inc.(a)	14,180	2,617,628
ChromaDex Corp.(a)	21,323	113,119
Codexis, Inc.(a)	17,124	81,681
CryoPort, Inc.(a)(b)	10,392	80,850
Cytek Biosciences, Inc.(a)	28,697	186,244
Danaher Corp.	177,700	40,791,035
Fortrea Holdings, Inc.(a)(b)	23,447	437,287
Illumina, Inc.(a)	43,577	5,823,194
IQVIA Holdings, Inc.(a)	49,568	9,740,608
Maravai LifeSciences Holdings, Inc., Class A(a)	30,722	167,435
MaxCyte, Inc.(a)(b)	25,828	107,444
Medpace Holdings, Inc.(a)	6,978	2,318,301
Mesa Laboratories, Inc.	1,435	189,233
Mettler-Toledo International, Inc.(a)	5,798	7,094,897
OmniAb, Inc.(a)(b)	19,670	69,632
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	69,711	127,571
QIAGEN NV	60,882	2,711,075
Quanterix Corp.(a)(b)	12,613	134,076
Quantum-Si, Inc., Class A(a)(b)	35,996	97,189
Repligen Corp.(a)	15,065	2,168,456

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Revvity, Inc.	34,188	$ 3,815,723
Sotera Health Co.(a)	41,478	567,419
Standard BioTools, Inc.(a)	84,007	147,012
Thermo Fisher Scientific, Inc.	105,384	54,823,918
Waters Corp.(a)	16,339	6,061,442
West Pharmaceutical Services, Inc.	19,950	6,534,822
		169,765,677
Machinery — 1.8%
3D Systems Corp.(a)	31,953	104,806
AGCO Corp.	16,828	1,573,081
Alamo Group, Inc.	2,472	459,569
Albany International Corp., Class A	8,215	656,954
Allison Transmission Holdings, Inc.	23,853	2,577,555
Astec Industries, Inc.	6,162	207,043
Atmus Filtration Technologies, Inc.	23,057	903,373
Barnes Group, Inc.	12,762	603,132
Blue Bird Corp.(a)(b)	10,161	392,519
Caterpillar, Inc.	134,893	48,933,785
Chart Industries, Inc.(a)(b)	11,573	2,208,591
CNH Industrial NV	239,924	2,718,339
Columbus McKinnon Corp.	6,798	253,157
Commercial Vehicle Group, Inc.(a)	11,436	28,361
Crane Co.	13,968	2,119,644
Cummins, Inc.	37,576	13,098,994
Deere & Co.	69,651	29,511,129
Donaldson Co., Inc.	33,600	2,262,960
Douglas Dynamics, Inc.	5,628	132,990
Dover Corp.	37,539	7,042,316
Energy Recovery, Inc.(a)	15,295	224,836
Enerpac Tool Group Corp., Class A	16,302	669,849
Enpro, Inc.(b)	6,221	1,072,811
Esab Corp.	15,562	1,866,506
ESCO Technologies, Inc.	6,806	906,627
Federal Signal Corp.	15,722	1,452,556
Flowserve Corp.	36,567	2,103,334
Fortive Corp.	96,405	7,230,375
Franklin Electric Co., Inc.	12,122	1,181,289
Gates Industrial Corp. PLC(a)	55,870	1,149,246
Gorman-Rupp Co. (The)	4,878	184,974
Graco, Inc.	45,561	3,840,337
Graham Corp.(a)	4,622	205,540
Greenbrier Cos., Inc. (The)	8,608	525,002
Helios Technologies, Inc.	8,380	374,083
Hillenbrand, Inc.	19,511	600,549
Hillman Solutions Corp.(a)	47,756	465,143
Hyliion Holdings Corp., Class A(a)(b)	56,249	146,810
Hyster-Yale, Inc., Class A	2,765	140,821
IDEX Corp.	20,695	4,331,257
Illinois Tool Works, Inc.	80,709	20,464,574
Ingersoll Rand, Inc.	110,349	9,982,171
ITT, Inc.	22,655	3,236,946
John Bean Technologies Corp.	8,862	1,126,360
Kadant, Inc.(b)	3,427	1,182,281
Kennametal, Inc.	22,780	547,176
Lincoln Electric Holdings, Inc.	15,344	2,876,540
Lindsay Corp.	3,183	376,581
Luxfer Holdings PLC	7,480	97,913
Manitowoc Co., Inc. (The)(a)	9,464	86,406
Middleby Corp. (The)(a)	14,819	2,007,234
Miller Industries, Inc.	3,126	204,315
Mueller Industries, Inc.	31,812	2,524,600
Mueller Water Products, Inc., Class A	46,839	1,053,877
Security	Shares	Value
Machinery (continued)
Nordson Corp.	15,900	$ 3,326,916
Omega Flex, Inc.	1,114	46,755
Oshkosh Corp.	18,412	1,750,429
Otis Worldwide Corp.	111,060	10,285,267
PACCAR, Inc.	141,743	14,744,107
Parker-Hannifin Corp.	35,296	22,449,315
Pentair PLC	45,445	4,573,585
Proto Labs, Inc.(a)	7,342	286,999
RBC Bearings, Inc.(a)	8,001	2,393,419
REV Group, Inc.(b)	15,455	492,551
Shyft Group, Inc. (The)	9,167	107,621
Snap-on, Inc.	14,246	4,836,232
SPX Technologies, Inc.(a)	12,660	1,842,283
Standex International Corp.	3,178	594,254
Stanley Black & Decker, Inc.	41,944	3,367,684
Tennant Co.	4,756	387,757
Terex Corp.	18,487	854,469
Timken Co. (The)	17,151	1,224,067
Titan International, Inc.(a)	11,487	77,997
Toro Co. (The)	28,762	2,303,836
Trinity Industries, Inc.	20,732	727,693
Wabash National Corp.	12,924	221,388
Watts Water Technologies, Inc., Class A	7,226	1,469,046
Westinghouse Air Brake Technologies Corp.	46,991	8,909,024
Xylem, Inc.	66,061	7,664,397
		285,164,308
Marine Transportation — 0.0%
Costamare, Inc.	18,533	238,149
Genco Shipping & Trading Ltd.	9,312	129,809
Golden Ocean Group Ltd.	31,030	278,029
Kirby Corp.(a)	16,105	1,703,909
Matson, Inc.	9,633	1,298,914
Pangaea Logistics Solutions Ltd.	17,420	93,371
Safe Bulkers, Inc.	14,122	50,416
		3,792,597
Media — 0.6%
Advantage Solutions, Inc., Class A(a)	39,539	115,454
AMC Networks, Inc., Class A(a)	7,865	77,864
Boston Omaha Corp., Class A(a)(b)	5,076	71,978
Cable One, Inc.	1,501	543,542
Cardlytics, Inc.(a)(b)	12,603	46,757
Charter Communications, Inc., Class A(a)	25,799	8,843,123
Clear Channel Outdoor Holdings, Inc.(a)	101,490	139,041
Comcast Corp., Class A	1,046,659	39,281,112
EchoStar Corp., Class A(a)	32,423	742,487
Entravision Communications Corp., Class A	24,112	56,663
EW Scripps Co. (The), Class A, NVS(a)	14,085	31,128
Fox Corp., Class A, NVS	63,398	3,079,875
Fox Corp., Class B	38,104	1,742,877
Gannett Co., Inc.(a)	26,953	136,382
Gray Television, Inc.	22,133	69,719
Ibotta, Inc., Class A(a)(b)	4,506	293,251
iHeartMedia, Inc., Class A(a)	29,138	57,693
Integral Ad Science Holding Corp.(a)	24,209	252,742
Interpublic Group of Cos., Inc. (The)	102,528	2,872,835
John Wiley & Sons, Inc., Class A	8,741	382,069
Liberty Broadband Corp., Class A(a)	4,247	315,807
Liberty Broadband Corp., Class C, NVS(a)	29,744	2,223,661
Magnite, Inc.(a)	34,949	556,388
National CineMedia, Inc.(a)	25,090	166,598
New York Times Co. (The), Class A	44,908	2,337,461
News Corp., Class A, NVS	106,702	2,938,573

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
News Corp., Class B	32,411	$ 986,267
Nexstar Media Group, Inc., Class A	8,421	1,330,265
Omnicom Group, Inc.	53,022	4,562,013
Paramount Global, Class A(b)	4,314	96,202
Paramount Global, Class B, NVS	157,172	1,644,019
PubMatic, Inc., Class A(a)	11,672	171,462
Scholastic Corp., NVS	7,149	152,488
Sinclair, Inc., Class A	12,242	197,586
Sirius XM Holdings, Inc.(b)	59,301	1,352,063
Stagwell, Inc., Class A(a)	34,892	229,589
TechTarget, Inc.(a)	7,585	150,335
TEGNA, Inc.	46,503	850,540
Thryv Holdings, Inc.(a)	6,838	101,202
Trade Desk, Inc. (The), Class A(a)	123,078	14,465,357
WideOpenWest, Inc.(a)	15,257	75,675
		93,740,143
Metals & Mining — 0.4%
Alcoa Corp.	68,776	2,598,357
Alpha Metallurgical Resources, Inc.(a)	3,104	621,172
Arch Resources, Inc., Class A	5,118	722,764
ATI, Inc.(a)	33,941	1,868,113
Caledonia Mining Corp. PLC	10,333	97,234
Carpenter Technology Corp.	12,810	2,173,985
Century Aluminum Co.(a)	15,736	286,710
Cleveland-Cliffs, Inc.(a)(b)	134,369	1,263,069
Coeur Mining, Inc.(a)(b)	107,645	615,729
Commercial Metals Co.	32,628	1,618,349
Compass Minerals International, Inc.	9,268	104,265
Constellium SE, Class A(a)	31,380	322,273
Freeport-McMoRan, Inc.	395,390	15,056,451
Hecla Mining Co.	172,214	845,571
i-80 Gold Corp.(a)(b)	52,703	25,561
Ivanhoe Electric, Inc.(a)(b)	28,226	213,106
Kaiser Aluminum Corp.	4,480	314,810
MAC Copper Ltd., Class A(a)(b)	14,697	156,082
Materion Corp.	5,172	511,407
Metallus, Inc.(a)	10,338	146,076
MP Materials Corp., Class A(a)(b)	37,944	591,926
Newmont Corp.	317,218	11,806,854
Novagold Resources, Inc.(a)	67,394	224,422
Nucor Corp.	65,887	7,689,672
Olympic Steel, Inc.	2,618	85,897
Perpetua Resources Corp.(a)(b)	17,453	186,223
Piedmont Lithium, Inc.(a)(b)	5,008	43,770
Radius Recycling, Inc., Class A	6,322	96,221
Ramaco Resources, Inc., Class A	11,649	119,519
Ramaco Resources, Inc., Class B	159	1,571
Reliance, Inc.	14,834	3,994,203
Royal Gold, Inc.	18,438	2,431,050
Ryerson Holding Corp.	9,279	171,754
Southern Copper Corp.	23,298	2,123,147
SSR Mining, Inc.(a)	54,648	380,350
Steel Dynamics, Inc.	40,573	4,628,162
SunCoke Energy, Inc.	27,081	289,767
Tredegar Corp.(a)	11,755	90,278
United States Steel Corp.	60,984	2,072,846
Universal Stainless & Alloy Products, Inc.(a)	3,560	156,747
Warrior Met Coal, Inc.	14,980	812,515
Worthington Steel, Inc.	8,037	255,737
		67,813,715
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Advanced Flower Capital, Inc.	6,657	55,453
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.	225,806	$ 2,079,673
Annaly Capital Management, Inc.	154,488	2,827,130
Apollo Commercial Real Estate Finance, Inc.	42,334	366,613
Arbor Realty Trust, Inc.(b)	41,214	570,814
Ares Commercial Real Estate Corp.	11,419	67,258
ARMOUR Residential REIT, Inc.	16,504	311,266
Blackstone Mortgage Trust, Inc., Class A	49,004	853,160
BrightSpire Capital, Inc., Class A	41,855	236,062
Chicago Atlantic Real Estate Finance, Inc.	7,679	118,410
Chimera Investment Corp.	20,627	288,778
Claros Mortgage Trust, Inc.	24,179	109,289
Dynex Capital, Inc.	18,062	228,484
Ellington Financial, Inc.	19,651	238,170
Franklin BSP Realty Trust, Inc.	22,621	283,667
Granite Point Mortgage Trust, Inc.	16,492	46,013
Invesco Mortgage Capital, Inc.	8,964	72,160
KKR Real Estate Finance Trust, Inc.	16,442	166,064
Ladder Capital Corp., Class A	28,844	322,764
MFA Financial, Inc.	30,707	312,904
New York Mortgage Trust, Inc.	25,155	152,439
Orchid Island Capital, Inc.	12,263	95,406
PennyMac Mortgage Investment Trust	24,451	307,838
Ready Capital Corp.	39,815	271,538
Redwood Trust, Inc.	32,584	212,774
Rithm Capital Corp.	139,675	1,512,680
Starwood Property Trust, Inc.	86,081	1,631,235
Sunrise Realty Trust, Inc.	2,214	31,173
TPG RE Finance Trust, Inc.	15,331	130,314
Two Harbors Investment Corp.	24,738	292,651
		14,192,180
Multi-Utilities — 0.6%
Ameren Corp.	73,777	6,576,482
Avista Corp.	18,336	671,648
Black Hills Corp.	18,084	1,058,276
CenterPoint Energy, Inc.	175,976	5,583,718
CMS Energy Corp.	82,057	5,469,099
Consolidated Edison, Inc.	96,079	8,573,129
Dominion Energy, Inc.	231,175	12,451,085
DTE Energy Co.	57,457	6,937,933
NiSource, Inc.	128,750	4,732,850
Northwestern Energy Group, Inc.	15,980	854,291
Public Service Enterprise Group, Inc.	137,039	11,578,425
Sempra	174,962	15,347,667
Unitil Corp.	3,529	191,236
WEC Energy Group, Inc.	86,158	8,102,298
		88,128,137
Office REITs — 0.1%
Brandywine Realty Trust	51,029	285,762
BXP, Inc.	42,913	3,191,011
City Office REIT, Inc.	13,295	73,388
COPT Defense Properties	30,655	948,772
Cousins Properties, Inc.	44,354	1,359,007
Douglas Emmett, Inc.	44,551	826,867
Easterly Government Properties, Inc.	26,838	304,880
Highwoods Properties, Inc.	27,898	853,121
Hudson Pacific Properties, Inc.	40,474	122,636
JBG SMITH Properties	23,963	368,311
Kilroy Realty Corp.	31,960	1,292,782
NET Lease Office Properties(b)	3,850	120,158
Orion Office REIT, Inc.	14,844	55,071
Paramount Group, Inc.	48,369	238,943
Peakstone Realty Trust, Class E	7,524	83,291

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Piedmont Office Realty Trust, Inc., Class A	34,923	$ 319,545
Postal Realty Trust, Inc., Class A	3,970	51,809
SL Green Realty Corp.	19,257	1,307,935
Vornado Realty Trust	48,738	2,048,946
		13,852,235
Oil, Gas & Consumable Fuels — 3.0%
Amplify Energy Corp.(a)(b)	12,883	77,298
Antero Midstream Corp.	91,643	1,382,893
Antero Resources Corp.(a)	79,355	2,781,393
APA Corp.	102,089	2,357,235
Ardmore Shipping Corp.	13,713	166,613
Berry Corp.	23,666	97,741
California Resources Corp.	19,997	1,037,644
Centrus Energy Corp., Class A(a)	3,348	223,010
Cheniere Energy, Inc.	61,584	13,232,554
Chevron Corp.	475,276	68,838,976
Chord Energy Corp.	17,434	2,038,383
Civitas Resources, Inc.	27,460	1,259,590
Clean Energy Fuels Corp.(a)(b)	43,067	108,098
CNX Resources Corp.(a)(b)	40,494	1,484,915
Comstock Resources, Inc.(a)	23,089	420,682
ConocoPhillips	356,881	35,391,889
CONSOL Energy, Inc.(b)	8,358	891,631
Coterra Energy, Inc.	206,667	5,278,275
Crescent Energy Co., Class A	45,530	665,193
CVR Energy, Inc.	7,755	145,329
Delek U.S. Holdings, Inc.	19,740	365,190
Devon Energy Corp.	172,982	5,661,701
DHT Holdings, Inc.	32,219	299,315
Diamondback Energy, Inc.	52,075	8,531,447
Diversified Energy Co. PLC	12,823	215,426
Dorian LPG Ltd.	9,721	236,901
DT Midstream, Inc.	25,852	2,570,464
Encore Energy Corp.(a)(b)	44,812	152,809
Energy Fuels, Inc.(a)(b)	40,844	209,530
EOG Resources, Inc.	156,836	19,224,957
EQT Corp.	160,820	7,415,410
Evolution Petroleum Corp.	14,463	75,641
Excelerate Energy, Inc., Class A	5,004	151,371
Expand Energy Corp.	62,757	6,247,459
Exxon Mobil Corp.	1,237,750	133,144,767
FLEX LNG Ltd.	7,461	171,155
Golar LNG Ltd.	26,004	1,100,489
Granite Ridge Resources, Inc.	22,273	143,884
Green Plains, Inc.(a)	9,663	91,605
Gulfport Energy Corp.(a)	3,028	557,758
Hallador Energy Co.(a)(b)	10,409	119,183
Hess Corp.	76,596	10,188,034
HF Sinclair Corp.	44,154	1,547,598
International Seaways, Inc.	11,018	395,987
Kinder Morgan, Inc.	532,917	14,601,926
Kinetik Holdings, Inc., Class A	9,977	565,796
Kosmos Energy Ltd.(a)	127,897	437,408
Magnolia Oil & Gas Corp., Class A	49,753	1,163,225
Marathon Petroleum Corp.	92,253	12,869,294
Matador Resources Co.	33,798	1,901,475
Murphy Oil Corp.	39,135	1,184,225
New Fortress Energy, Inc., Class A	19,090	288,641
NextDecade Corp.(a)	32,467	250,321
Nordic American Tankers Ltd.	53,059	132,648
Northern Oil & Gas, Inc.	25,128	933,756
Occidental Petroleum Corp.	187,688	9,273,664
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	160,469	$ 16,111,088
Ovintiv, Inc.	73,718	2,985,579
Par Pacific Holdings, Inc.(a)	16,638	272,697
PBF Energy, Inc., Class A	29,837	792,172
Peabody Energy Corp.	31,447	658,500
Permian Resources Corp., Class A	183,378	2,636,976
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	115,137	13,117,558
Range Resources Corp.	64,199	2,309,880
REX American Resources Corp.(a)	4,729	197,152
Riley Exploration Permian, Inc.	3,414	108,975
Ring Energy, Inc.(a)	51,493	70,030
Sable Offshore Corp., Class A(a)(b)	13,768	315,287
SandRidge Energy, Inc.	10,288	120,472
Scorpio Tankers, Inc.	13,170	654,417
SFL Corp. Ltd.	36,190	369,862
Sitio Royalties Corp., Class A	19,706	377,961
SM Energy Co.	32,823	1,272,219
Talos Energy, Inc.(a)(b)	36,920	358,493
Targa Resources Corp.	60,011	10,711,964
Teekay Corp. Ltd.(b)	22,622	156,770
Teekay Tankers Ltd., Class A	6,567	261,301
Texas Pacific Land Corp.(b)	5,209	5,760,946
Uranium Energy Corp.(a)(b)	108,185	723,758
Ur-Energy, Inc.(a)(b)	126,688	145,691
VAALCO Energy, Inc.	28,736	125,576
Valero Energy Corp.	88,189	10,811,090
Viper Energy, Inc., Class A	28,408	1,393,981
Vital Energy, Inc.(a)(b)	7,503	231,993
Vitesse Energy, Inc.	6,554	163,850
W&T Offshore, Inc.	34,121	56,641
Williams Cos., Inc. (The)	335,144	18,137,993
World Kinect Corp.	18,329	504,231
		472,214,905
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	4,653	138,520
Louisiana-Pacific Corp.	17,304	1,791,829
Sylvamo Corp.	9,649	762,464
		2,692,813
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	33,574	2,173,917
Allegiant Travel Co.	3,775	355,303
American Airlines Group, Inc.(a)	179,583	3,130,132
Blade Air Mobility, Inc., Class A(a)	24,117	102,497
Delta Air Lines, Inc.	178,609	10,805,844
Frontier Group Holdings, Inc.(a)(b)	10,108	71,868
JetBlue Airways Corp.(a)	82,807	650,863
Joby Aviation, Inc., Class A(a)(b)	109,622	891,227
SkyWest, Inc.(a)	11,669	1,168,417
Southwest Airlines Co.	165,766	5,573,053
Sun Country Airlines Holdings, Inc.(a)	12,446	181,463
United Airlines Holdings, Inc.(a)	89,763	8,715,987
		33,820,571
Personal Care Products — 0.1%
Beauty Health Co. (The), Class A(a)	24,862	39,531
BellRing Brands, Inc.(a)	36,548	2,753,526
Coty, Inc., Class A(a)	101,729	708,034
Edgewell Personal Care Co.	15,584	523,622
elf Beauty, Inc.(a)	14,746	1,851,360
Estee Lauder Cos., Inc. (The), Class A	63,059	4,728,164
Herbalife Ltd.(a)(b)	29,173	195,167

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Care Products (continued)
Honest Co., Inc. (The)(a)	16,694	$ 115,690
Interparfums, Inc.	5,194	683,063
Kenvue, Inc.	526,417	11,239,003
Medifast, Inc.(a)	3,300	58,146
Nu Skin Enterprises, Inc., Class A	12,214	84,155
Olaplex Holdings, Inc.(a)	35,573	61,541
USANA Health Sciences, Inc.(a)	3,724	133,654
Waldencast PLC, Class A(a)	11,888	47,790
		23,222,446
Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc., Class A(a)	49,194	389,616
Amphastar Pharmaceuticals, Inc.(a)	10,788	400,558
ANI Pharmaceuticals, Inc.(a)	5,502	304,151
Aquestive Therapeutics, Inc.(a)	34,351	122,290
Arvinas, Inc.(a)	14,949	286,572
Atea Pharmaceuticals, Inc.(a)(b)	18,757	62,836
Avadel Pharmaceuticals PLC(a)(b)	25,210	264,957
Axsome Therapeutics, Inc.(a)(b)	10,261	868,183
Bristol-Myers Squibb Co.	560,507	31,702,276
Cassava Sciences, Inc.(a)(b)	10,265	24,225
Collegium Pharmaceutical, Inc.(a)(b)	9,336	267,476
Corcept Therapeutics, Inc.(a)(b)	23,676	1,193,034
CorMedix, Inc.(a)	23,081	186,956
Edgewise Therapeutics, Inc.(a)	21,151	564,732
Elanco Animal Health, Inc.(a)(b)	133,719	1,619,337
Eli Lilly & Co.	220,796	170,454,512
Enliven Therapeutics, Inc.(a)(b)	12,179	274,027
Esperion Therapeutics, Inc.(a)(b)	66,281	145,818
Evolus, Inc.(a)(b)	11,907	131,453
EyePoint Pharmaceuticals, Inc.(a)	11,562	86,137
Fulcrum Therapeutics, Inc.(a)	23,418	110,065
Harmony Biosciences Holdings, Inc.(a)(b)	7,601	261,550
Harrow, Inc.(a)	7,050	236,527
Innoviva, Inc.(a)	19,060	330,691
Intra-Cellular Therapies, Inc.(a)	28,786	2,404,207
Jazz Pharmaceuticals PLC(a)(b)	16,932	2,085,176
Johnson & Johnson	665,303	96,216,120
Ligand Pharmaceuticals, Inc.(a)(b)	4,011	429,779
Liquidia Corp.(a)(b)	21,539	253,299
Merck & Co., Inc.	699,474	69,583,673
Mind Medicine MindMed, Inc.(a)(b)	19,872	138,309
Neumora Therapeutics, Inc.(a)(b)	24,997	264,968
Nuvation Bio, Inc., Class A(a)(b)	47,846	127,270
Ocular Therapeutix, Inc.(a)(b)	45,944	392,362
Omeros Corp.(a)(b)	19,970	197,304
Organon & Co.	70,267	1,048,384
Pacira BioSciences, Inc.(a)	12,163	229,151
Perrigo Co. PLC	38,048	978,214
Pfizer, Inc.	1,564,573	41,508,122
Phathom Pharmaceuticals, Inc.(a)(b)	9,398	76,312
Phibro Animal Health Corp., Class A	3,923	82,383
Pliant Therapeutics, Inc.(a)(b)	15,270	201,106
Prestige Consumer Healthcare, Inc.(a)	14,034	1,095,915
Revance Therapeutics, Inc.(a)	22,911	69,649
Royalty Pharma PLC, Class A	107,562	2,743,907
Scilex Holding Co. (Acquired 01/13/23, Cost $96,475)(a)(e)	19,104	8,076
scPharmaceuticals, Inc.(a)(b)	11,214	39,698
Septerna, Inc.(a)	6,960	159,384
SIGA Technologies, Inc.	12,469	74,939
Supernus Pharmaceuticals, Inc.(a)(b)	13,480	487,437
Tarsus Pharmaceuticals, Inc.(a)(b)	10,002	553,811
Security	Shares	Value
Pharmaceuticals (continued)
Terns Pharmaceuticals, Inc.(a)	11,576	$ 64,131
Theravance Biopharma, Inc.(a)	15,849	149,139
Third Harmonic Bio, Inc.(a)	10,955	112,727
Ventyx Biosciences, Inc.(a)(b)	12,674	27,756
Viatris, Inc.	329,264	4,099,337
WaVe Life Sciences Ltd.(a)	19,959	246,893
Xeris Biopharma Holdings, Inc.(a)	25,796	87,448
Zevra Therapeutics, Inc.(a)	19,085	159,169
Zoetis, Inc., Class A	125,736	20,486,166
		457,169,700
Professional Services — 0.9%
Alight, Inc., Class A	119,544	827,244
Amentum Holdings, Inc.(a)	34,397	723,369
Asure Software, Inc.(a)	3,528	33,198
Automatic Data Processing, Inc.	113,039	33,089,906
Barrett Business Services, Inc.	7,180	311,899
Booz Allen Hamilton Holding Corp., Class A	35,387	4,554,307
Broadridge Financial Solutions, Inc.	32,342	7,312,203
CACI International, Inc., Class A(a)	6,250	2,525,375
CBIZ, Inc.(a)	13,967	1,142,920
Clarivate PLC(a)(b)	126,713	643,702
Concentrix Corp.	13,636	590,030
Conduent, Inc.(a)	42,349	171,090
CRA International, Inc.	1,787	334,526
CSG Systems International, Inc.	8,099	413,940
Dayforce, Inc.(a)(b)	40,251	2,923,833
Dun & Bradstreet Holdings, Inc.	85,510	1,065,455
Equifax, Inc.	33,867	8,631,005
ExlService Holdings, Inc.(a)	44,897	1,992,529
Exponent, Inc.	13,799	1,229,491
First Advantage Corp.(a)	19,486	364,973
Forrester Research, Inc.(a)	3,739	58,590
Franklin Covey Co.(a)	4,508	169,411
FTI Consulting, Inc.(a)	9,661	1,846,507
Genpact Ltd.	48,542	2,084,879
Heidrick & Struggles International, Inc.	4,590	203,383
Huron Consulting Group, Inc.(a)	4,826	599,679
ICF International, Inc.	4,990	594,858
Innodata, Inc.(a)	8,766	346,432
Insperity, Inc.	9,676	749,987
Jacobs Solutions, Inc.	34,397	4,596,127
KBR, Inc.	37,492	2,171,912
Kelly Services, Inc., Class A, NVS	10,380	144,697
Kforce, Inc.	5,215	295,691
Korn Ferry	14,578	983,286
Legalzoom.com, Inc.(a)	37,079	278,463
Leidos Holdings, Inc.	37,025	5,333,821
ManpowerGroup, Inc.	12,256	707,416
Maximus, Inc.	16,910	1,262,332
NV5 Global, Inc.(a)	15,160	285,614
Parsons Corp.(a)	12,810	1,181,723
Paychex, Inc.	88,387	12,393,625
Paycom Software, Inc.	14,337	2,938,655
Paycor HCM, Inc.(a)	17,509	325,142
Paylocity Holding Corp.(a)	12,383	2,470,037
Planet Labs PBC, Class A(a)(b)	46,129	186,361
Resources Connection, Inc.	11,027	94,060
Robert Half, Inc.	29,160	2,054,614
Science Applications International Corp.	13,924	1,556,425
SS&C Technologies Holdings, Inc.	58,667	4,445,785
TransUnion	53,449	4,955,257
TriNet Group, Inc.	8,742	793,511

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
TrueBlue, Inc.(a)	10,284	$ 86,386
TTEC Holdings, Inc.	4,796	23,932
Upwork, Inc.(a)	31,307	511,869
Verisk Analytics, Inc.	38,924	10,720,837
Verra Mobility Corp., Class A(a)	45,424	1,098,352
Willdan Group, Inc.(a)	2,092	79,684
WNS Holdings Ltd.(a)	12,650	599,484
		138,109,819
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	32,452	107,092
CBRE Group, Inc., Class A(a)	84,441	11,086,259
Compass, Inc., Class A(a)	111,050	649,642
CoStar Group, Inc.(a)	111,454	7,978,992
Cushman & Wakefield PLC(a)	40,265	526,666
DigitalBridge Group, Inc., Class A	43,138	486,597
eXp World Holdings, Inc.(b)	16,705	192,274
Forestar Group, Inc.(a)	6,783	175,815
FRP Holdings, Inc.(a)	5,198	159,215
Howard Hughes Holdings, Inc.(a)(b)	8,004	615,668
Jones Lang LaSalle, Inc.(a)	13,091	3,313,856
Kennedy-Wilson Holdings, Inc.	32,628	325,954
Marcus & Millichap, Inc.	6,049	231,435
Newmark Group, Inc., Class A	42,877	549,254
Opendoor Technologies, Inc., Class A(a)(b)	151,213	241,941
Real Brokerage, Inc. (The)(a)	25,982	119,517
Redfin Corp.(a)	27,841	219,109
REX Holdings, Inc., Class A(a)	5,600	59,752
RMR Group, Inc. (The), Class A	4,269	88,112
Seaport Entertainment Group, Inc.(a)(b)	2,509	70,126
St. Joe Co. (The)	8,656	388,914
Star Holdings(a)	2,492	24,247
Tejon Ranch Co.(a)(b)	8,681	138,028
Zillow Group, Inc., Class A(a)(b)	12,927	915,878
Zillow Group, Inc., Class C, NVS(a)(b)	43,434	3,216,288
		31,880,631
Residential REITs — 0.3%
American Homes 4 Rent, Class A	90,872	3,400,430
Apartment Investment & Management Co., Class A(a)	41,470	376,962
AvalonBay Communities, Inc.	39,165	8,615,125
Camden Property Trust	28,471	3,303,775
Centerspace	4,797	317,322
Elme Communities	24,460	373,504
Equity LifeStyle Properties, Inc.	50,643	3,372,824
Equity Residential	104,686	7,512,267
Essex Property Trust, Inc.	17,725	5,059,424
Independence Realty Trust, Inc.	59,616	1,182,782
Invitation Homes, Inc.	168,131	5,375,148
Mid-America Apartment Communities, Inc.	31,969	4,941,448
NexPoint Residential Trust, Inc.	6,390	266,783
Sun Communities, Inc.	34,097	4,192,908
UDR, Inc.	90,808	3,941,975
UMH Properties, Inc.	16,005	302,174
Veris Residential, Inc.	24,882	413,788
		52,948,639
Retail REITs — 0.4%
Acadia Realty Trust	32,301	780,392
Agree Realty Corp.	29,999	2,113,430
Alexander’s, Inc.	582	116,435
Brixmor Property Group, Inc.	82,554	2,298,303
CBL & Associates Properties, Inc.	9,240	271,748
Security	Shares	Value
Retail REITs (continued)
Curbline Properties Corp.	24,672	$ 572,884
Federal Realty Investment Trust	23,075	2,583,246
Getty Realty Corp.	12,195	367,435
InvenTrust Properties Corp.	19,061	574,308
Kimco Realty Corp.	178,339	4,178,483
Kite Realty Group Trust	56,990	1,438,428
Macerich Co. (The)	64,699	1,288,804
NETSTREIT Corp.	16,434	232,541
NNN REIT, Inc.	50,184	2,050,016
Phillips Edison & Co., Inc.	34,585	1,295,554
Realty Income Corp.	240,624	12,851,728
Regency Centers Corp.	49,638	3,669,737
Retail Opportunity Investments Corp.	29,888	518,856
Saul Centers, Inc.	3,302	128,118
Simon Property Group, Inc.	89,590	15,428,294
SITE Centers Corp.	12,336	188,617
Tanger, Inc.	29,704	1,013,798
Urban Edge Properties	31,110	668,865
Whitestone REIT	16,204	229,611
		54,859,631
Semiconductors & Semiconductor Equipment — 10.1%
ACM Research, Inc., Class A(a)(b)	16,462	248,576
Advanced Micro Devices, Inc.(a)	444,324	53,669,896
Aehr Test Systems(a)(b)	6,980	116,077
Allegro MicroSystems, Inc.(a)	33,896	740,967
Alpha & Omega Semiconductor Ltd.(a)(b)	6,564	243,065
Ambarella, Inc.(a)	9,523	692,703
Amkor Technology, Inc.	29,860	767,103
Analog Devices, Inc.	136,949	29,096,185
Applied Materials, Inc.	229,658	37,349,281
Astera Labs, Inc.(a)	29,804	3,947,540
Axcelis Technologies, Inc.(a)	9,096	635,538
Broadcom, Inc.	1,254,095	290,749,385
CEVA, Inc.(a)	5,819	183,589
Cirrus Logic, Inc.(a)	14,757	1,469,502
Cohu, Inc.(a)	11,414	304,754
Credo Technology Group Holding Ltd.(a)	38,322	2,575,622
Diodes, Inc.(a)	12,480	769,642
Enphase Energy, Inc.(a)(b)	36,997	2,540,954
Entegris, Inc.	41,036	4,065,026
First Solar, Inc.(a)(b)	29,253	5,155,549
FormFactor, Inc.(a)	20,989	923,516
GLOBALFOUNDRIES, Inc.(a)(b)	27,024	1,159,600
Ichor Holdings Ltd.(a)	7,533	242,713
Impinj, Inc.(a)(b)	6,269	910,635
indie Semiconductor, Inc., Class A(a)(b)	33,732	136,615
Intel Corp.	1,172,372	23,506,059
KLA Corp.	37,049	23,345,316
Kulicke & Soffa Industries, Inc.	15,522	724,256
Lam Research Corp.	354,497	25,605,318
Lattice Semiconductor Corp.(a)	37,621	2,131,230
MACOM Technology Solutions Holdings, Inc.(a)	15,038	1,953,587
Marvell Technology, Inc.	236,261	26,095,027
MaxLinear, Inc.(a)	19,303	381,813
Microchip Technology, Inc.	146,808	8,419,439
Micron Technology, Inc.	303,284	25,524,381
MKS Instruments, Inc.	18,097	1,889,146
Monolithic Power Systems, Inc.	12,912	7,640,030
Navitas Semiconductor Corp.(a)(b)	27,591	98,500
NVE Corp.	1,277	103,986
NVIDIA Corp.	6,454,270	866,743,918
ON Semiconductor Corp.(a)(b)	118,508	7,471,929

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Onto Innovation, Inc.(a)	13,794	$ 2,299,046
PDF Solutions, Inc.(a)	7,758	210,087
Penguin Solutions, Inc.(a)(b)	14,529	278,811
Photronics, Inc.(a)	16,713	393,758
Power Integrations, Inc.	16,082	992,259
Qorvo, Inc.(a)(b)	26,875	1,879,369
QUALCOMM, Inc.	307,999	47,314,806
Rambus, Inc.(a)	30,094	1,590,769
Rigetti Computing, Inc.(a)(b)	51,668	788,454
Semtech Corp.(a)(b)	20,235	1,251,535
Silicon Laboratories, Inc.(a)	8,604	1,068,789
SiTime Corp.(a)	5,385	1,155,244
SkyWater Technology, Inc.(a)	9,899	136,606
Skyworks Solutions, Inc.	44,614	3,956,369
Synaptics, Inc.(a)	10,546	804,871
Teradyne, Inc.	43,231	5,443,647
Texas Instruments, Inc.	250,581	46,986,443
Ultra Clean Holdings, Inc.(a)	11,840	425,648
Universal Display Corp.	12,988	1,898,846
Veeco Instruments, Inc.(a)	15,639	419,125
Wolfspeed, Inc.(a)(b)	33,572	223,590
		1,579,846,040
Software — 10.3%
8x8, Inc.(a)	28,920	77,216
A10 Networks, Inc.	15,340	282,256
ACI Worldwide, Inc.(a)	28,355	1,471,908
Adeia, Inc.	28,842	403,211
Adobe, Inc.(a)	122,367	54,414,158
Agilysys, Inc.(a)	6,463	851,242
Alarm.com Holdings, Inc.(a)	12,551	763,101
Alkami Technology, Inc.(a)	12,968	475,666
Altair Engineering, Inc., Class A(a)	15,872	1,731,794
Amplitude, Inc., Class A(a)	17,713	186,872
ANSYS, Inc.(a)	23,898	8,061,512
Appfolio, Inc., Class A(a)	6,222	1,535,092
Appian Corp., Class A(a)	10,598	349,522
AppLovin Corp., Class A(a)(b)	72,535	23,489,009
Asana, Inc., Class A(a)(b)	20,268	410,832
Aspen Technology, Inc.(a)	7,227	1,804,076
Atlassian Corp., Class A(a)	43,589	10,608,691
Aurora Innovation, Inc., Class A(a)(b)	252,211	1,588,929
Autodesk, Inc.(a)	59,222	17,504,247
AvePoint, Inc., Class A(a)	40,373	666,558
Bentley Systems, Inc., Class B	38,511	1,798,464
BILL Holdings, Inc.(a)(b)	27,731	2,349,093
Bit Digital, Inc.(a)(b)	26,169	76,675
Blackbaud, Inc.(a)	11,609	858,137
BlackLine, Inc.(a)(b)	15,304	929,871
Blend Labs, Inc., Class A(a)	62,974	265,121
Box, Inc., Class A(a)	38,509	1,216,884
Braze, Inc., Class A(a)	18,528	775,953
C3.ai, Inc., Class A(a)	30,261	1,041,886
Cadence Design Systems, Inc.(a)	75,302	22,625,239
CCC Intelligent Solutions Holdings, Inc.(a)(b)	122,505	1,436,984
Cerence, Inc.(a)	10,219	80,219
Cipher Mining, Inc.(a)	47,088	218,488
Cleanspark, Inc.(a)(b)	62,904	579,346
Clear Secure, Inc., Class A	22,554	600,839
Clearwater Analytics Holdings, Inc., Class A(a)	49,610	1,365,267
Commvault Systems, Inc.(a)	11,762	1,775,003
Confluent, Inc., Class A(a)	66,434	1,857,495
Consensus Cloud Solutions, Inc.(a)	5,834	139,199
Security	Shares	Value
Software (continued)
Core Scientific, Inc.(a)(b)	48,648	$ 683,504
Crowdstrike Holdings, Inc., Class A(a)	63,455	21,711,763
CS Disco, Inc.(a)	9,998	49,890
Daily Journal Corp.(a)	396	224,924
Datadog, Inc., Class A(a)	82,172	11,741,557
Digimarc Corp.(a)(b)	5,458	204,402
Digital Turbine, Inc.(a)(b)	23,274	39,333
DocuSign, Inc.(a)	55,276	4,971,523
Dolby Laboratories, Inc., Class A	15,950	1,245,695
Domo, Inc., Class B(a)	7,107	50,318
DoubleVerify Holdings, Inc.(a)	38,035	730,652
Dropbox, Inc., Class A(a)	65,962	1,981,499
D-Wave Quantum, Inc.(a)	27,056	227,270
Dynatrace, Inc.(a)	81,393	4,423,710
E2open Parent Holdings, Inc., Class A(a)(b)	55,420	147,417
Elastic NV(a)	23,997	2,377,623
Enfusion, Inc., Class A(a)	8,303	85,521
EverCommerce, Inc.(a)(b)	11,663	128,410
Fair Isaac Corp.(a)	6,549	13,038,601
Five9, Inc.(a)	19,949	810,727
Fortinet, Inc.(a)	173,503	16,392,563
Freshworks, Inc., Class A(a)	55,603	899,101
Gen Digital, Inc.	150,632	4,124,304
Gitlab, Inc., Class A(a)	32,565	1,835,038
Guidewire Software, Inc.(a)	22,453	3,785,127
HashiCorp, Inc., Class A(a)	38,943	1,332,240
HubSpot, Inc.(a)	13,428	9,356,228
Hut 8 Corp.(a)(b)	21,870	448,116
Informatica, Inc., Class A(a)(b)	22,234	576,528
Intapp, Inc.(a)	14,591	935,137
InterDigital, Inc.	6,703	1,298,505
Intuit, Inc.	75,392	47,383,872
Jamf Holding Corp.(a)	26,827	376,919
Life360, Inc.(a)	3,371	139,121
LiveRamp Holdings, Inc.(a)	17,147	520,754
Logility Supply Chain Solutions, Inc., Class A	9,073	100,529
Manhattan Associates, Inc.(a)	16,982	4,589,216
MARA Holdings, Inc.(a)(b)	74,585	1,250,790
Matterport, Inc., Class A(a)	67,231	318,675
MeridianLink, Inc.(a)	6,231	128,670
Microsoft Corp.	2,051,121	864,547,502
MicroStrategy, Inc., Class A(a)(b)	45,383	13,143,824
Mitek Systems, Inc.(a)	11,275	125,491
N-able, Inc.(a)	18,485	172,650
nCino, Inc.(a)(b)	20,956	703,702
NCR Voyix Corp.(a)	45,526	630,080
NextNav, Inc.(a)(b)	23,572	366,780
Nutanix, Inc., Class A(a)	69,467	4,249,991
Olo, Inc., Class A(a)	27,501	211,208
ON24, Inc.(a)	15,587	100,692
OneSpan, Inc.(a)	11,305	209,595
Ooma, Inc.(a)	7,315	102,849
Oracle Corp.	433,240	72,195,114
Pagaya Technologies Ltd., Class A(a)(b)	11,800	109,622
PagerDuty, Inc.(a)	27,444	501,127
Palantir Technologies, Inc., Class A(a)	555,552	42,016,398
Palo Alto Networks, Inc.(a)(b)	178,422	32,465,667
Pegasystems, Inc.	12,992	1,210,854
Porch Group, Inc.(a)	28,922	142,296
Procore Technologies, Inc.(a)(b)	28,936	2,168,175
Progress Software Corp.	12,083	787,207
PROS Holdings, Inc.(a)	12,128	266,331

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
PTC, Inc.(a)	32,542	$ 5,983,498
Q2 Holdings, Inc.(a)(b)	16,705	1,681,358
Qualys, Inc.(a)	10,283	1,441,882
Rapid7, Inc.(a)	15,624	628,554
Red Violet, Inc.(a)	5,940	215,028
Rimini Street, Inc.(a)	25,976	69,356
RingCentral, Inc., Class A(a)(b)	25,126	879,661
Riot Platforms, Inc.(a)(b)	74,032	755,867
Roper Technologies, Inc.	29,596	15,385,481
Salesforce, Inc.	254,864	85,208,681
Sapiens International Corp. NV	7,086	190,401
SEMrush Holdings, Inc., Class A(a)	12,539	148,963
SentinelOne, Inc., Class A(a)	75,854	1,683,959
ServiceNow, Inc.(a)	56,659	60,065,339
Smartsheet, Inc., Class A(a)	38,337	2,148,022
SolarWinds Corp.	12,657	180,362
SoundHound AI, Inc., Class A(a)(b)	84,897	1,684,356
SoundThinking, Inc.(a)	2,958	38,631
Sprinklr, Inc., Class A(a)	31,649	267,434
Sprout Social, Inc., Class A(a)	14,072	432,151
SPS Commerce, Inc.(a)	10,110	1,860,139
Synopsys, Inc.(a)	41,891	20,332,216
Tenable Holdings, Inc.(a)	32,240	1,269,611
Teradata Corp.(a)	27,060	842,919
Terawulf, Inc.(a)(b)	69,094	391,072
Tyler Technologies, Inc.(a)	11,657	6,721,893
UiPath, Inc., Class A(a)	122,551	1,557,623
Unity Software, Inc.(a)(b)	85,758	1,926,982
Varonis Systems, Inc.(a)(b)	31,085	1,381,107
Verint Systems, Inc.(a)	18,294	502,170
Vertex, Inc., Class A(a)(b)	14,805	789,847
Viant Technology, Inc., Class A(a)	8,013	152,167
Weave Communications, Inc.(a)	13,803	219,744
Workday, Inc., Class A(a)(b)	58,184	15,013,218
Workiva, Inc., Class A(a)	13,434	1,471,023
Xperi, Inc.(a)(b)	12,767	131,117
Yext, Inc.(a)	26,262	167,026
Zeta Global Holdings Corp., Class A(a)	48,731	876,671
Zoom Communications, Inc., Class A(a)	72,879	5,947,655
Zscaler, Inc.(a)	25,237	4,553,007
Zuora, Inc., Class A(a)	43,917	435,657
		1,609,390,830
Specialized REITs — 0.9%
American Tower Corp.	128,723	23,609,085
Crown Castle, Inc.	119,261	10,824,128
CubeSmart	60,429	2,589,383
Digital Realty Trust, Inc.	91,355	16,199,982
EPR Properties	21,276	942,101
Equinix, Inc.	26,576	25,058,245
Extra Space Storage, Inc.	57,914	8,663,934
Farmland Partners, Inc.	10,539	123,939
Four Corners Property Trust, Inc.	28,612	776,530
Gaming & Leisure Properties, Inc.	73,171	3,523,915
Gladstone Land Corp.	9,524	103,335
Iron Mountain, Inc.	79,410	8,346,785
Lamar Advertising Co., Class A	23,988	2,920,299
National Storage Affiliates Trust	18,963	718,887
Outfront Media, Inc.	40,120	711,729
PotlatchDeltic Corp.	22,287	874,765
Public Storage	43,722	13,092,116
Rayonier, Inc.	38,815	1,013,072
Safehold, Inc.	14,910	275,537
Security	Shares	Value
Specialized REITs (continued)
SBA Communications Corp., Class A	29,286	$ 5,968,487
Uniti Group, Inc.	63,427	348,849
VICI Properties, Inc.	285,276	8,332,912
Weyerhaeuser Co.	201,742	5,679,037
		140,697,052
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)(b)	11,040	90,197
Abercrombie & Fitch Co., Class A(a)	14,101	2,107,677
Academy Sports & Outdoors, Inc.	20,724	1,192,252
Advance Auto Parts, Inc.	16,034	758,248
American Eagle Outfitters, Inc.	49,966	832,933
America’s Car-Mart, Inc.(a)(b)	2,008	102,910
Arhaus, Inc., Class A	13,976	131,374
Arko Corp., Class A	21,446	141,329
Asbury Automotive Group, Inc.(a)(b)	5,576	1,355,135
AutoNation, Inc.(a)	7,089	1,203,996
AutoZone, Inc.(a)	4,653	14,898,906
Bath & Body Works, Inc.	63,014	2,443,053
Best Buy Co., Inc.	59,243	5,083,049
Beyond, Inc.(a)	11,896	58,647
Boot Barn Holdings, Inc.(a)	8,416	1,277,717
Buckle, Inc. (The)	6,983	354,806
Build-A-Bear Workshop, Inc.	4,397	202,438
Burlington Stores, Inc.(a)	17,534	4,998,242
Caleres, Inc.	11,002	254,806
Camping World Holdings, Inc., Class A	15,331	323,178
CarMax, Inc.(a)	42,214	3,451,417
Carvana Co., Class A(a)	29,869	6,074,160
Designer Brands, Inc., Class A	18,230	97,348
Destination XL Group, Inc.(a)	15,757	42,386
Dick’s Sporting Goods, Inc.	15,574	3,563,954
EVgo, Inc., Class A(a)	21,316	86,330
Five Below, Inc.(a)	15,049	1,579,543
Floor & Decor Holdings, Inc., Class A(a)(b)	28,665	2,857,901
Foot Locker, Inc.(a)	21,421	466,121
GameStop Corp., Class A(a)(b)	103,392	3,240,305
Gap, Inc. (The)	54,804	1,295,019
Genesco, Inc.(a)(b)	3,300	141,075
Group 1 Automotive, Inc.	3,476	1,465,065
GrowGeneration Corp.(a)	28,890	48,824
Haverty Furniture Cos., Inc.	4,722	105,112
Home Depot, Inc. (The)	273,561	106,412,493
Leslie’s, Inc.(a)	43,048	95,997
Lithia Motors, Inc., Class A	7,265	2,596,729
Lowe’s Cos., Inc.	157,548	38,882,846
MarineMax, Inc.(a)	5,580	161,541
Monro, Inc.	8,656	214,669
Murphy U.S.A., Inc.	5,055	2,536,346
National Vision Holdings, Inc.(a)	21,276	221,696
ODP Corp. (The)(a)	9,277	210,959
OneWater Marine, Inc., Class A(a)	3,482	60,517
O’Reilly Automotive, Inc.(a)	15,963	18,928,925
Penske Automotive Group, Inc.	5,484	835,981
Petco Health & Wellness Co., Inc.(a)(b)	24,106	91,844
RealReal, Inc. (The)(a)(b)	27,495	300,520
Revolve Group, Inc., Class A(a)(b)	10,021	335,603
RH(a)	4,301	1,692,831
Ross Stores, Inc.	90,346	13,666,639
Sally Beauty Holdings, Inc.(a)(b)	28,572	298,577
Shoe Carnival, Inc.	5,693	188,325
Signet Jewelers Ltd.	12,091	975,865
Sleep Number Corp.(a)(b)	5,944	90,587

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Sonic Automotive, Inc., Class A	3,443	$ 218,114
Stitch Fix, Inc., Class A(a)	27,056	116,611
ThredUp, Inc., Class A(a)	30,342	42,175
TJX Cos., Inc. (The)	311,663	37,652,007
Tractor Supply Co.	148,939	7,902,703
Ulta Beauty, Inc.(a)	13,062	5,681,056
Upbound Group, Inc.	16,850	491,515
Urban Outfitters, Inc.(a)	19,384	1,063,794
Valvoline, Inc.(a)	35,075	1,269,014
Victoria’s Secret & Co.(a)	21,822	903,867
Warby Parker, Inc., Class A(a)	26,615	644,349
Wayfair, Inc., Class A(a)(b)	25,369	1,124,354
Williams-Sonoma, Inc.	34,668	6,419,820
Winmark Corp.	801	314,849
Zumiez, Inc.(a)	5,564	106,662
		315,075,833
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.(b)	3,947,592	988,555,989
CompoSecure, Inc., Class A(b)	11,086	169,948
Corsair Gaming, Inc.(a)	10,511	69,478
Dell Technologies, Inc., Class C	75,043	8,647,955
Diebold Nixdorf, Inc.(a)(b)	6,890	296,546
Eastman Kodak Co.(a)	20,625	135,506
Hewlett Packard Enterprise Co.	355,096	7,581,300
HP, Inc.	268,849	8,772,543
Immersion Corp.	5,177	45,195
IonQ, Inc.(a)(b)	54,158	2,262,180
NetApp, Inc.	56,914	6,606,577
Pure Storage, Inc., Class A(a)	84,739	5,205,517
Super Micro Computer, Inc.(a)	136,135	4,149,395
Turtle Beach Corp.(a)	8,700	150,597
Western Digital Corp.(a)	95,240	5,679,161
Xerox Holdings Corp.	34,564	291,374
		1,038,619,261
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	16,058	448,982
Birkenstock Holding PLC(a)(b)	12,072	683,999
Capri Holdings Ltd.(a)	31,317	659,536
Carter’s, Inc.	10,119	548,349
Columbia Sportswear Co.	10,305	864,899
Crocs, Inc.(a)(b)	16,804	1,840,542
Deckers Outdoor Corp.(a)	42,075	8,545,012
Figs, Inc., Class A(a)(b)	39,063	241,800
G-III Apparel Group Ltd.(a)	11,564	377,218
Hanesbrands, Inc.(a)	97,943	797,256
Kontoor Brands, Inc.	14,569	1,244,338
Lululemon Athletica, Inc.(a)	32,412	12,394,673
Movado Group, Inc.	4,485	88,265
NIKE, Inc., Class B	326,002	24,668,571
Oxford Industries, Inc.	4,731	372,708
PVH Corp.	15,056	1,592,172
Ralph Lauren Corp., Class A	11,273	2,603,838
Skechers U.S.A., Inc., Class A(a)	35,907	2,414,387
Steven Madden Ltd.	19,845	843,809
Tapestry, Inc.	62,259	4,067,380
Under Armour, Inc., Class A(a)	51,718	428,225
Under Armour, Inc., Class C, NVS(a)	52,633	392,642
VF Corp.	95,187	2,042,713
Wolverine World Wide, Inc.	23,252	516,194
		68,677,508
Security	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	467,681	$ 24,455,039
Philip Morris International, Inc.	428,515	51,571,780
Turning Point Brands, Inc.	6,286	377,789
Universal Corp.	6,839	375,051
		76,779,659
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	29,194	1,407,443
Alta Equipment Group, Inc., Class A	9,212	60,247
Applied Industrial Technologies, Inc.	10,894	2,608,786
Beacon Roofing Supply, Inc.(a)	17,729	1,800,912
BlueLinx Holdings, Inc.(a)	2,364	241,506
Boise Cascade Co.	11,272	1,339,790
Core & Main, Inc., Class A(a)(b)	52,964	2,696,397
Custom Truck One Source, Inc.(a)(b)	17,722	85,243
Distribution Solutions Group, Inc.(a)	4,095	140,868
DNOW, Inc.(a)	28,467	370,356
DXP Enterprises, Inc.(a)	2,916	240,920
Fastenal Co.	156,591	11,260,459
Ferguson Enterprises, Inc.	55,606	9,651,533
FTAI Aviation Ltd.	28,127	4,051,413
GATX Corp.	9,293	1,440,043
Global Industrial Co.	4,067	100,821
GMS, Inc.(a)	11,483	974,103
H&E Equipment Services, Inc.	8,381	410,334
Herc Holdings, Inc.	7,645	1,447,428
Hudson Technologies, Inc.(a)	11,657	65,046
McGrath RentCorp	6,336	708,492
MRC Global, Inc.(a)	24,028	307,078
MSC Industrial Direct Co., Inc., Class A	12,718	949,907
Rush Enterprises, Inc., Class A	15,932	872,914
Rush Enterprises, Inc., Class B	3,464	188,580
SiteOne Landscape Supply, Inc.(a)(b)	12,583	1,658,062
Titan Machinery, Inc.(a)(b)	5,879	83,070
Transcat, Inc.(a)	2,693	284,758
United Rentals, Inc.	18,049	12,714,438
Watsco, Inc.	9,502	4,502,903
WESCO International, Inc.	11,990	2,169,710
Willis Lease Finance Corp.	1,207	250,513
WW Grainger, Inc.	11,965	12,611,708
Xometry, Inc., Class A(a)(b)	9,740	415,508
		78,111,289
Water Utilities — 0.1%
American States Water Co.	10,494	815,594
American Water Works Co., Inc.	53,659	6,680,009
California Water Service Group	15,954	723,195
Consolidated Water Co. Ltd.	4,848	125,515
Essential Utilities, Inc.	70,042	2,543,925
Middlesex Water Co.	5,223	274,886
SJW Group	7,886	388,149
York Water Co. (The)	3,403	111,346
		11,662,619
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	17,934	145,086
Shenandoah Telecommunications Co.	13,708	172,858
Spok Holdings, Inc.	7,875	126,394
Telephone & Data Systems, Inc.	28,383	968,144
T-Mobile U.S., Inc.	132,029	29,142,761
		30,555,243
Total Common Stocks — 99.8% (Cost: $9,840,981,023)		15,608,158,276

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	$ 1,898
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	14,011
GTX, Inc., Contingent Rights(a)(b)(d)	684	701
Inhibrx, Inc., CVR(a)(d)	7,685	8,607
		25,217
Total Rights — 0.0% (Cost: $1,402)		25,217
Warrants(a)
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. (Issued/Exercisable, 0.58 Share for 1 Warrant, Expires 09/01/25, Strike Price USD 83.45)	204	694
Total Warrants — 0.0% (Cost: $22,807)		694
Total Long-Term Investments — 99.8% (Cost: $9,841,005,232)		15,608,184,187
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(f)(g)	249,293,270	249,417,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(f)	26,335,114	26,335,114
Total Short-Term Securities — 1.7% (Cost: $275,597,450)		275,753,031
Total Investments — 101.5% (Cost: $10,116,602,682)		15,883,937,218
Liabilities in Excess of Other Assets — (1.5)%		(239,682,981)
Net Assets — 100.0%		$ 15,644,254,237
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,076, representing 0.0% of its net assets as of period end, and an original cost of $96,475.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 223,915,337	$ 25,498,682(a)	$ —	$ 34,415	$ (30,517)	$ 249,417,917	249,293,270	$ 976,538(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,894,297	7,440,817(a)	—	—	—	26,335,114	26,335,114	926,572	—
BlackRock, Inc.	33,310,484	2,790,827	(2,115,920)	853,320	6,781,780	41,620,491	40,601	407,092	—
				$ 887,735	$ 6,751,263	$ 317,373,522		$ 2,310,202	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	33	03/21/25	$ 3,712	$ (182,090)
S&P 500 E-Mini Index	104	03/21/25	30,866	(874,585)
				$ (1,056,675)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell 3000 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 15,608,150,200	$ 8,076	$ —	$ 15,608,158,276
Rights	—	—	25,217	25,217
Warrants	694	—	—	694
Short-Term Securities
Money Market Funds	275,753,031	—	—	275,753,031
	$ 15,883,903,925	$ 8,076	$ 25,217	$ 15,883,937,218
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,056,675)	$ —	$ —	$ (1,056,675)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust